Item 1. Report to Shareholders

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
June 30, 2003

Certified Financials

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year                                        1/30/98
               Ended      Ended                                       Through
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning
of period      $   7.94   $   9.77   $  11.12   $  14.05   $  11.02   $  10.00
--------------------------------------------------------------------------------

Investment activities

  Net investment
  income (loss)    0.03       0.06       0.10       0.09       0.10       0.08

  Net realized
  and unrealized
  gain (loss)      1.32      (1.83)     (1.17)     (2.26)      3.56       1.13

  Total from
  investment
  activities       1.35      (1.77)     (1.07)     (2.17)      3.66       1.21

Distributions

  Net investment
  income           --        (0.06)     (0.10)     (0.09)     (0.10)     (0.08)

  Net realized
  gain             --         --        (0.18)     (0.67)     (0.53)     (0.11)

  Total
  distributions    --        (0.06)     (0.28)     (0.76)     (0.63)     (0.19)


NET ASSET VALUE

End of
period         $   9.29   $   7.94   $   9.77   $  11.12   $  14.05   $  11.02
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^     17.00%    (18.12)%    (9.55)%   (15.58)%    33.72%     12.29%

Ratio of total
expenses to
average net
assets             0.40%!      0.40%      0.40%      0.40%     0.40%      0.40%!

Ratio of net
investment
income (loss)
to average
net assets         0.73%!      0.74%      0.96%      0.78%     1.04%      1.15%!


Portfolio
turnover rate       7.4%!      21.0%      31.3%      30.5%     23.4%      26.3%!

Net assets,
end of period
(in thousands)  $ 85,694    $ 66,658   $ 77,331   $ 86,322  $ 54,219   $ 20,743
--------------------------------------------------------------------------------



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets                                 Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

  Common Stocks  95.1%

  CONSUMER DISCRETIONARY  17.8%

  Auto Components  0.6%

  Lear *                                             2,000      $            92

  Gentex *                                           2,500                   77

  Borg-Warner                                          800                   52

  Arvinmeritor                                       2,125                   43

  Superior Industries International                  1,000                   42

  American Axle & Manufacturing Holdings *           1,400                   33

  Bandag Inc.                                          600                   22

  Modine Manufacturing                                 900                   17

  Keystone Automotive *                                900                   16

  Rockford Corporation *                             2,600                   15

  Finishmaster *                                     1,400                   14

  Sauer-Danfoss                                      1,200                   13

  Noble International (misc.symbol)                  1,400                   12

  Aftermarket Technology *                           1,100                   12

  Sports Resorts
  International *(misc.symbol)                       2,300                   11

  Tower Automotive *(misc.symbol)                    2,600                   10

  Dura Automotive Systems *                            800                    8

  Collins & Aikman *                                 2,500                    7

  Strattec Security *                                  100                    5

  IMPCO Technologies *(misc.symbol)                    700                    4

  Standard Motor Products, Class A                     200                    2

  Amcast Industrial *                                2,200                    2

  QUANTUM Fuel Systems
  Technologies Worldwide *(misc.symbol)                700                    2

                                                                            511


  Automobiles  0.1%

  Thor Industries (misc.symbol)                        800                   33

  Winnebago (misc.symbol)                              600                   23

  Monaco Coach *(misc.symbol)                          900                   14

  Coachmen Industries (misc.symbol)                    700                    8

  National RV Holdings *                             1,200                    6

  Distributors  0.1%

  Hughes Supply                                        800      $            28

  Handleman *                                        1,300                   21

  WESCO International *                              2,300                   14

  Advanced Marketing
  Services (misc.symbol)                               900                   12

  Source Information Management *                    1,400                   10

                                                                             85


  Hotels, Restaurants & Leisure  2.7%

  MGM Mirage *                                       4,896                  167

  Royal Caribbean Cruises                            6,510                  151

  Brinker *                                          3,450                  124

  Outback Steakhouse                                 2,600                  101

  Park Place Entertainment *                         9,500                   86

  GTECH *                                            2,100                   79

  International Speedway, Class A                    2,000                   79

  Krispy Kreme *(misc.symbol)                        1,900                   78

  Cracker Barrel                                     2,000                   78

  Mandalay Resort Group                              2,200                   70

  Cheesecake Factory *                               1,650                   59

  Applebee's                                         1,750                   55

  Station Casinos *(misc.symbol)                     2,150                   54

  Cedar Fair L. P. (misc.symbol)                     1,800                   50

  Ruby Tuesday                                       2,000                   50

  PF Chang's China Bistro *(misc.symbol)             1,000                   49

  Extended Stay America *                            3,500                   47

  Alliance Gaming *                                  2,400                   45

  Choice Hotels International *                      1,600                   44

  Panera Bread, Class A *(misc.symbol)               1,000                   40

  Speedway Motorsports                               1,400                   38

  Boyd Gaming *(misc.symbol)                         2,100                   36

  Bob Evans Farms                                    1,200                   33

  Sonic *                                            1,175                   30

  CEC Entertainment *                                  800                   30

  Shuffle Master *(misc.symbol)                      1,000                   29

  Jack In The Box *                                  1,300                   29

  Penn National Gaming *                             1,400                   29

  IHOP                                                 900                   28

  Aztar *                                            1,700                   27

  Landry's Seafood Restaurant                        1,100      $            26

  Isle of Capri Casinos *                            1,400                   23

  Rare Hospitality International *                     700                   23

  Triarc Companies, Class A *(misc.symbol)             700                   21

  Papa John's International *(misc.symbol)             700                   20

  Wynn Resorts *(misc.symbol)                        1,100                   20

  Marcus                                             1,300                   20

  Ameristar Casinos *                                  900                   19

  Churchill Downs (misc.symbol)                        500                   19

  Six Flags *                                        2,800                   19

  Argosy Gaming *                                      900                   19

  La Quinta Properties, REIT *                       4,300                   19

  Gaylord Entertainment *                              900                   18

  Ryan's Family Steak Houses *                       1,200                   17

  Multimedia Games *(misc.symbol)                      600                   15

  California Pizza Kitchen *                           700                   15

  Frisch's Restaurants                                 800                   14

  WMS Industries *(misc.symbol)                        900                   14

  Garden Fresh Restaurant *                          1,500                   14

  Prime Hospitality *                                2,000                   14

  Scientific Games, Class A *                        1,400                   13

  Dave & Buster *                                    1,200                   13

  Boca Resorts, Class A *                            1,000                   13

  Steak 'N Shake *                                     800                   12

  Vail Resorts *                                       900                   12

  Lone Star Steakhouse & Saloon                        500                   11

  O' Charley's *(misc.symbol)                          500                   11

  Pinnacle Entertainment *                           1,400                   10

  AFC Enterprises *                                    500                    8

  BUCA *(misc.symbol)                                1,300                    7

  Bally Total Fitness
  Holdings *(misc.symbol)                              800                    7

  CKR Restaurants *                                  1,250                    7

  Schlotzsky's *                                     2,100                    5

  MTR Gaming Group *                                   600                    5

  Dover Downs Gaming & Entertainment                   490                    5

  Famous Dave's of America *                         1,000                    4

  Dover Motorsports                                    700                    3

                                                                          2,330

  Household Durables  1.8%

  Lennar, Class A (misc.symbol)                      2,184      $           156

  D. R. Horton                                       4,842                  136

  Mohawk Industries *                                2,254                  125

  NVR *                                                230                   95

  Harman International                               1,000                   79

  Clayton Homes                                      5,550                   70

  Hovnanian Enterprises, Class A *                   1,020                   60

  Toll Brothers *                                    2,000                   57

  Ryland Group                                         800                   55

  Furniture Brands International *                   1,900                   50

  La-Z Boy (misc.symbol)                             2,200                   49

  Blyth Industries                                   1,800                   49

  Yankee Candle Company *                            2,100                   49

  MDC Holdings                                         968                   47

  Ethan Allen Interiors                              1,200                   42

  Toro                                                 800                   32

  Standard Pacific                                     900                   30

  Meritage *(misc.symbol)                              600                   30

  Russ Berrie                                          800                   29

  Beazer Homes *(misc.symbol)                          300                   25

  Fleetwood *(misc.symbol)                           3,300                   24

  WCI Communities, REIT *                            1,200                   23

  Technical Olympic USA *                              900                   21

  Kimball International, Class B                     1,300                   20

  Rayovac *                                          1,400                   18

  Universal Electronics *                            1,200                   15

  Helen of Troy Limited *                            1,000                   15

  Palm Harbor Homes *(misc.symbol)                     800                   15

  Flexsteel Industries                                 900                   15

  Knape & Vogt Manufacturing                         1,400                   14

  Lennar, Class B                                      208                   14

  Enesco Group *                                     1,800                   13

  Skyline                                              400                   12

  Champion Enterprises *(misc.symbol)                2,300                   12

  Jarden Corporation *(misc.symbol)                    400                   11

  Applica                                            1,300                   11

  Stanley Furniture                                    400      $            11

  Department 56 *                                      700                   11

  Libbey                                               300                    7

  A. T. Cross, Class A *                             1,100                    7

  Oneida (misc.symbol)                                 500                    3

  Foamex International *(misc.symbol)                  900                    3

  Bush Industries, Class A                             900                    3

                                                                          1,563


  Internet & Catalog Retail  0.7%

  Amazon.com *(misc.symbol)                         13,100                  478

  Netflix *(misc.symbol)                             1,200                   31

  priceline.com *(misc.symbol)                       1,233                   27

  GSI Commerce *                                     3,700                   25

  Alloy Online *(misc.symbol)                        3,200                   21

  1-800-Flowers.com, Class A *                       2,500                   20

  ValueVision International,
  Class A *(misc.symbol)                             1,300                   18

  Insight Enterprises *                              1,400                   14

  J. Jill Group *                                      750                   13

  Coldwater Creek *(misc.symbol)                       450                    5

  Hollywood Media *                                  1,300                    2

  Delias, Class A *                                  1,700                    1

                                                                            655


  Leisure Equipment & Products  0.3%

  Polaris Industries (misc.symbol)                     700                   43

  Marvel Enterprises *(misc.symbol)                  2,200                   42

  Callaway Golf                                      2,900                   38

  Oakley *                                           2,500                   29

  SCP Pool *(misc.symbol)                              650                   22

  Leapfrog Enterprises *                               400                   13

  Boyds Collection *(misc.symbol)                    2,700                   13

  JAKKS Pacific *(misc.symbol)                         900                   12

  RC2 Corporation *                                    700                   12

  Nautilus Group (misc.symbol)                         937                   12

  Arctic Cat (misc.symbol)                             500                   10

  Johnson Outside, Class A *(misc.symbol)              700                   10

  Action Performance (misc.symbol)                     500                    9

  Steinway Musical Instruments *                       600                    9

  MarineMax *(misc.symbol)                             600                    8

  Media  6.8%

  Liberty Media, Class A *                          80,925      $           935

  Cox Communications, Class A *                     19,045                  608

  Hughes Electronics *                              36,177                  463

  Fox Entertainment Group, Class A *                11,200                  322

  Echostar Communications, Class A *                 8,200                  284

  Scripps, Class A                                   2,550                  226

  Washington Post, Class B                             300                  220

  Cablevision Systems,
  Class A *(misc.symbol)                             7,660                  159

  Westwood One *                                     3,700                  126

  Pixar *(misc.symbol)                               1,800                  109

  Lamar Advertising, Class A *                       3,000                  106

  Metro Goldwyn Mayer *                              7,800                   97

  Hispanic Broadcasting *                            3,600                   92

  PanAmSat *(misc.symbol)                            4,700                   87

  McClatchy, Class A                                 1,400                   81

  Belo Corporation                                   3,600                   80

  Entercom Communications *                          1,600                   78

  Hearst-Argyle Television *                         2,891                   75

  Getty Images *                                     1,800                   74

  Radio One, Class A *                               4,000                   71

  Lee Enterprises                                    1,800                   68

  Gemstar TV Guide *                                12,000                   61

  Harte-Hanks                                        3,150                   60

  Interactive Data *                                 3,300                   56

  John Wiley & Sons, Class A                         2,100                   55

  Sirius Satellite Radio *(misc.symbol)             29,000                   49

  Scholastic *                                       1,400                   42

  Reader's Digest, Class A                           3,000                   40

  Media General, Class A                               700                   40

  Emmis Communications *                             1,700                   39

  Charter Communications,
  Class A *(misc.symbol)                             9,800                   39

  XM Satellite Radio Holdings,
  Class A *(misc.symbol)                             3,500                   39

  Cumulus Media, Class A *                           2,000                   38

  R.H. Donnelley *                                   1,000                   36

  Hollinger International, Class A                   3,300                   36

  Regal Entertainment Group, Class A                 1,500                   35

  Cox Radio, Class A *                               1,500      $            35

  TiVo *(misc.symbol)                                2,800                   34

  Catalina Marketing *                               1,850                   33

  Mediacom Communications, Class A *                 3,300                   33

  Insight Communications,
  Class A *(misc.symbol)                             2,400                   32

  Grey Advertising                                      40                   31

  Unitedglobalcom, Class A *(misc.symbol)            5,600                   29

  FNIS *(misc.symbol)                                1,100                   29

  Paxson Communications *                            4,500                   27

  LIN TV, Class A *                                  1,100                   26

  Liberty                                              600                   25

  Young Broadcasting, Class A *                      1,200                   25

  Journal Register *                                 1,300                   23

  Entravision Communications, Class A *              2,000                   23

  ProQuest *(misc.symbol)                              800                   21

  Salem Communications, Class A *                    1,000                   20

  Harris Interactive *                               3,000                   20

  Pulitzer                                             400                   20

  Value Line                                           400                   20

  Playboy Enterprises,
  Class B *(misc.symbol)                             1,400                   19

  Sinclair Broadcast Group,
  Class A *(misc.symbol)                             1,600                   19

  Primedia *(misc.symbol)                            5,836                   18

  ADVO *                                               400                   18

  Saga Communications, Class A *                       850                   16

  Beasley Broadcast Group, Class A *                 1,200                   16

  Spanish Broadcasting, Class A *                    1,900                   15

  Fisher Companies *                                   300                   15

  Daily Journal *                                      600                   15

  Cadmus Communications                              1,500                   13

  Acme Communications *                              1,700                   13

  Information Holdings *                               700                   13

  Equity Marketing *                                   800                   12

  AMC Entertainment *                                1,000                   11

  Crown Media, Class A *(misc.symbol)                2,700                   11

  Regent Communications *                            1,800                   11

  APAC TeleServices *                                3,700                    9

  4Kids Entertainment *                                500                    9

  Sonic Solutions *(misc.symbol)                       700      $             6

  LodgeNet Entertainment *                             500                    5

  On Command *(misc.symbol)                          2,000                    2

  Championship Auto Racing
  Team *(misc.symbol)                                  500                    1

  Penton Media *                                     1,700                    1

                                                                          5,800


  Multiline Retail  0.5%

  Dollar Tree Stores *                               3,725                  118

  99 Cents Only Stores *(misc.symbol)                2,565                   88

  Neiman Marcus, Class A *                           1,800                   66

  Tuesday Morning *                                  1,500                   39

  Saks *                                             3,375                   33

  Fred's, Class A                                      750                   28

  Shopko Stores *(misc.symbol)                       1,600                   21

  Bon-Ton Stores *                                   3,500                   17

                                                                            410


  Specialty Retail  3.3%

  Weight Watchers *(misc.symbol)                     3,600                  163

  Williams-Sonoma *                                  4,000                  117

  CarMax *                                           3,600                  109

  Ross Stores                                        2,500                  107

  Abercrombie & Fitch, Class A *                     3,400                   97

  Michaels Stores *                                  2,200                   84

  Rent-A-Center *                                    1,100                   83

  PETsMART *                                         4,500                   75

  Advanced Auto Parts *(misc.symbol)                 1,206                   73

  Chico's *(misc.symbol)                             3,100                   65

  Pier 1 Imports                                     3,100                   63

  Foot Locker                                        4,700                   62

  Borders Group *                                    3,400                   60

  Talbots                                            1,900                   56

  Zale *                                             1,300                   52

  Barnes & Noble *                                   2,200                   51

  O'Reilly Automotive *                              1,500                   50

  Claire's Stores                                    1,800                   46

  Regis                                              1,500                   44

  American Eagle Outfitters *                        2,300                   42

  Men's Wearhouse *(misc.symbol)                     1,800                   39

  TSC *(misc.symbol)                                   800      $            38

  United Auto Group *(misc.symbol)                   1,600                   35

  AnnTaylor Stores *                                 1,200                   35

  Hollywood Entertainment *                          1,900                   33

  Pacific Sunwear *                                  1,350                   32

  Christopher & Banks *(misc.symbol)                   875                   32

  Linens 'n Things *                                 1,300                   31

  Asbury Automotive Group *                          2,200                   30

  Hot Topic *(misc.symbol)                           1,100                   30

  Payless Shoesource *                               2,315                   29

  Aeropostale *                                      1,300                   28

  The Children's Place *(misc.symbol)                1,400                   28

  Pep Boys (misc.symbol)                             2,000                   27

  Guitar Center *(misc.symbol)                         900                   26

  Group One Automotive *(misc.symbol)                  800                   26

  Electronics Boutique
  Holdings *(misc.symbol)                            1,100                   25

  West Marine *(misc.symbol)                         1,400                   24

  Movie Gallery *                                    1,300                   24

  Blockbuster, Class A                               1,400                   24

  Sharper Image *(misc.symbol)                         800                   22

  E Com *                                            2,900                   22

  Urban Outfitters *(misc.symbol)                      600                   22

  Burlington Coat Factory                            1,200                   21

  Genesco *(misc.symbol)                             1,200                   21

  Too *                                              1,000                   20

  Hancock Fabrics                                    1,200                   19

  Tweeter Home Entertainment Group *                 2,200                   19

  Cato Corporation, Class A                            900                   19

  CSK Auto *(misc.symbol)                            1,300                   19

  Stein Mart *                                       3,100                   19

  Gymboree *                                         1,100                   18

  Charming Shoppes *(misc.symbol)                    3,700                   18

  Aaron Rents, Class B                                 700                   18

  Dress Barn *                                       1,400                   18

  Rex Stores *                                       1,450                   18

  Sonic Automotive, Class A *                          800                   18

  bebe stores *(misc.symbol)                           900                   17

  TBC *                                                900      $            17

  Aaron Rents, Class A                                 700                   17

  Winmark *                                          1,200                   17

  OfficeMax *                                        2,400                   16

  The Finish Line, Class A *                           700                   16

  Buckle *(misc.symbol)                                800                   15

  Hibbett Sporting Goods *                             450                   15

  Cost Plus *                                          400                   14

  Gart Sports Company *(misc.symbol)                   500                   14

  PC Connection *                                    2,000                   14

  Shoe Carnival *                                      900                   13

  Restoration Hardware *(misc.symbol)                2,900                   13

  Lithia Motors, Class A *                             800                   13

  Ultimate Electronics *(misc.symbol)                1,000                   13

  Trans World Entertainment *(misc.symbol)           2,500                   13

  Big 5 Sporting Goods *                             1,000                   13

  Party City *                                       1,200                   12

  Syms *                                             1,900                   12

  Finlay Enterprises *                                 700                   12

  Guess? *                                           1,700                   10

  Pomeroy Computer Resources *                         900                   10

  Stage Stores *(misc.symbol)                          400                    9

  Wet Seal *(misc.symbol)                              875                    9

  Building Materials Holdings                          600                    9

  Sports Authority *                                   800                    9

  Whitehall Jewellers *                                900                    8

  Cole National, Class A *                             600                    7

  Wilsons Leather *(misc.symbol)                       900                    6

  Charlotte Russe Holding *(misc.symbol)               600                    6

  Haverty Furniture                                    300                    5

  Footstar *(misc.symbol)                              400                    5

  Rent Way *                                           700                    3

  Mothers Work *                                       100                    3

  Good Guys *(misc.symbol)                           1,400                    2

  United Retail Group *                              1,000                    2

  Friedman's, Class A                                  100                    1

                                                                          2,816

  Textiles, Apparel, & Luxury Goods  0.9%

  Coach *                                            3,000      $           149

  Columbia Sportswear *                              1,450                   75

  Timberland, Class A *                              1,200                   63

  Fossil *(misc.symbol)                              1,725                   41

  Polo Ralph Lauren, Class A                         1,400                   36

  Quiksilver *                                       2,000                   33

  Brown Group                                        1,100                   33

  Wolverine World Wide                               1,300                   25

  K-Swiss, Class A                                     700                   24

  Russell                                            1,000                   19

  Kellwood                                             600                   19

  Weyco Group                                          400                   18

  Maxwell Shoe, Class A *                            1,200                   17

  Saucony, Class B (misc.symbol)                     1,400                   17

  Tandy Brands *                                     1,400                   17

  Unifi *                                            2,400                   15

  Cherokee *                                           700                   14

  Phillips-Van Heusen                                1,000                   14

  Superior Uniform Group                             1,200                   13

  UniFirst                                             600                   13

  Movado Group                                         600                   13

  Haggar                                             1,000                   12

  Oshkosh B'Gosh, Class A                              400                   11

  Nautica Enterprises *                                800                   10

  Kenneth Cole Productions,
  Class A *(misc.symbol)                               500                   10

  Cutter & Buck *                                    1,900                   10

  Madden Steven *                                      400                    9

  Quaker Fabric                                      1,300                    9

  Culp *(misc.symbol)                                1,100                    8

  Stride Rite                                          700                    7

  Lazare Kaplan International *                      1,100                    6

  Mossimo *(misc.symbol)                             1,500                    6

  Tarrant Apparel *(misc.symbol)                     1,400                    4

  Total Consumer Discretionary                                           15,306

  CONSUMER STAPLES  3.5%

  Beverages  0.3%

  Constellation Brands, Class A *                    3,000      $            94

  PepsiAmericas                                      5,500                   69

  Coca-Cola Bottling                                   400                   22

  Chalone Wine Group *(misc.symbol)                  1,500                   12

  Robert Mondavi, Class A *                            400                   10

  National Beverage *                                  500                    7

  Midwest Grain Products                               700                    6

                                                                            220


  Food & Staples Retailing  0.6%

  Whole Foods Market *                               1,900                   90

  Rite Aid *(misc.symbol)                           13,600                   60

  Performance Food Group (misc.symbol)               1,500                   55

  Nash Finch                                         2,200                   37

  7-Eleven *                                         3,200                   34

  BJ's Wholesale Club *                              2,200                   33

  Casey's General Stores                             1,600                   23

  Ruddick                                            1,400                   22

  Weis Markets                                         700                   22

  Longs Drug Stores (misc.symbol)                    1,200                   20

  United Natural Foods *(misc.symbol)                  700                   20

  Marsh Supermarkets, Class B                        1,500                   18

  Great Atlantic & Pacific Tea
  Company *(misc.symbol)                             2,000                   18

  Duane Reade *(misc.symbol)                         1,100                   16

  Wild Oats Markets *(misc.symbol)                   1,100                   12

  Arden Group *                                        200                   12

  Pathmark Stores *                                  1,500                   11

  Fresh Brands                                         800                   11

  Smart & Final *                                    1,200                    6

  PriceSmart *(misc.symbol)                            200                    3

  Fleming Companies (misc.symbol)                    1,500                    0

                                                                            523

  Food Products  1.9%

  Kraft Foods, Class A                               8,900                  290

  Dean Foods *                                       4,458                  140

  Tyson Foods, Class A                              11,019                  117

  Hormel Foods                                       4,300      $           102

  Bunge Limited                                      3,100                   89

  Dreyer's Grand Ice Cream,
  Class A (misc.symbol)                              1,100                   86

  J.M. Smucker Company                               1,867                   74

  Smithfield Foods *                                 3,100                   71

  Del Monte Foods *                                  6,400                   57

  Tootsie Roll Industries                            1,735                   53

  Lancaster Colony                                   1,200                   46

  Corn Products International                        1,300                   39

  Fresh Del Monte Produce (misc.symbol)              1,500                   39

  Flowers Foods                                      1,710                   34

  Delta Pine & Land                                  1,500                   33

  Sensient Technologies
  Corporation (misc.symbol)                          1,400                   32

  Chiquita Brands *                                  2,100                   30

  Zapata Corporation *(misc.symbol)                    500                   24

  Farmer Bros. (misc.symbol)                            70                   24

  Central Garden & Pet *                               900                   21

  International Multifoods *(misc.symbol)              900                   21

  Interstate Bakeries                                1,600                   20

  Ralcorp Holdings *                                   800                   20

  Horizon Organic *(misc.symbol)                       800                   19

  American Italian Pasta,
  Class A *(misc.symbol)                               400                   17

  Riviana Foods                                        600                   16

  Peet's Coffee & Tea *(misc.symbol)                   900                   16

  Maui Land & Pineapple *(misc.symbol)                 600                   13

  Pilgrim's Pride (misc.symbol)                      1,300                   13

  Rocky Mountain Chocolate Factory *                 1,468                   12

  Hain Celestial Group *                               700                   11

  Seabord                                               50                   10

  Lance                                              1,100                   10

  Alico                                                400                   10

  J&J Snack Foods *                                    300                   10

  Lifeway Foods *                                    1,100                    9

  Sanderson Farms                                      300                    8

  Green Mountain Coffee Roasters *                     200                    4

  Bridgford Foods (misc.symbol)                        500                    4

  Aurora Foods *                                     2,928                    1

  Cadiz *                                            2,500                    0

                                                                          1,645

  Household Products  0.3%

  Energizer *                                        2,800      $            88

  Church & Dwight                                    1,700                   56

  Dial Corp.                                         2,800                   55

  Oil-Dri                                            1,200                   14

  Katy Industries *                                  1,700                    8

                                                                            221


  Personal Products  0.3%

  Estee Lauder, Class A                              4,100                  138

  NBTY *                                             2,100                   44

  Elizabeth Arden *(misc.symbol)                     1,800                   24

  Playtex Products *                                 2,100                   14

  Inter Parfums                                      1,800                   13

  Del Laboratories (misc.symbol)                       525                   12

  Chattem *                                            600                   11

  Revlon, Class A *(misc.symbol)                     1,300                    4

                                                                            260


  Tobacco  0.1%

  Universal Corporation                              1,100                   47

  Vector Group (misc.symbol)                         1,048                   18

  Schweitzer Mauduit                                   600                   14

  Standard Commercial                                  600                   10

  DiMon                                              1,400                   10

                                                                             99

  Total Consumer Staples                                                  2,968


  ENERGY  4.8%

  Energy Equipment & Services  2.2%

  Weatherford International *                        4,290                  180

  GlobalSantaFe                                      7,359                  172

  ENSCO International                                5,100                  137

  Smith International *                              3,200                  118

  Patterson-UTI Energy *                             2,800                   91

  Cooper Cameron *                                   1,800                   91

  Diamond Offshore Drilling (misc.symbol)            4,200                   88

  Pride International *                              3,900                   73

  Tidewater                                          2,400                   70

  National Oilwell *                                 3,000      $            66

  Varco International *                              3,111                   61

  Grant Prideco *                                    4,790                   56

  FMC Technologies *                                 2,300                   48

  Key Energy Services *                              4,500                   48

  Helmerich & Payne                                  1,600                   47

  Seacor Smit *                                        800                   29

  Maverick Tube *                                    1,500                   29

  Unit Corp. *                                       1,200                   25

  Cal Dive International *                           1,100                   24

  W-H Energy Services *                              1,200                   23

  Universal Compression Holdings *                   1,000                   21

  Oil States International *                         1,700                   21

  Veritas DGC *(misc.symbol)                         1,700                   20

  Lone Star Technologies *(misc.symbol)                910                   19

  Hanover Compressor *                               1,700                   19

  Hydril *                                             700                   19

  Matrix Service *                                   1,100                   19

  Grey Wolf *                                        4,600                   19

  Superior Energy *                                  1,900                   18

  Oceaneering International *                          700                   18

  Torch Offshore *                                   2,500                   17

  Offshore Logistics *                                 700                   15

  Petroleum Helicopters *                              500                   15

  Carbo Ceramics                                       400                   15

  Global Industries *                                3,000                   14

  Gulfmark Offshore *                                  800                   14

  Dawson Geophysical *                               1,600                   13

  Dril-Quip *                                          600                   11

  Gulf Island Fabrication *                            600                   10

  Newpark Resources *(misc.symbol)                   1,800                   10

  NS Group*                                            900                    9

  NATCO Group, Class A *                             1,200                    8

  Input/Output *                                     1,500                    8

  Parker Drilling *                                  2,400                    7

  Horizon Offshore *(misc.symbol)                    1,300                    6

  Trico Marine Services *                            1,500                    6

  Atwood Oceanics *(misc.symbol)                       200                    5

  TETRA Technologies *                                 100                    3

                                                                          1,855

  Oil & Gas  2.6%

  Murphy Oil                                         3,160      $           166

  Valero Energy                                      3,600                  131

  XTO Energy                                         5,966                  120

  Enterprise Products Partners                       5,200                  117

  Pioneer Natural Resources *                        3,700                   97

  Chesapeake Energy                                  8,000                   81

  Pogo Producing                                     1,800                   77

  Plains All Amer Pipeline (misc.symbol)             2,000                   63

  Teppco Partners (misc.symbol)                      1,700                   62

  Noble Energy                                       1,600                   60

  Newfield Exploration *                             1,500                   56

  Western Gas Resources (misc.symbol)                1,300                   51

  Westport Resources *                               2,230                   51

  Buckeye Partners                                   1,100                   43

  Tom Brown *                                        1,500                   42

  Ultra Petroleum *                                  3,100                   40

  Patina Oil & Gas                                   1,187                   38

  Williams Energy Partners                             800                   38

  Premcor *                                          1,700                   37

  Cimarex Energy *                                   1,540                   37

  Hugoton Royalty Trust                              1,800                   33

  Forest Oil *                                       1,300                   33

  Evergreen Resources *(misc.symbol)                   600                   33

  Houston Exploration *                                900                   31

  Cabot Oil & Gas, Class A                           1,100                   30

  St. Mary Land Exploration (misc.symbol)            1,100                   30

  Quicksilver Resources *(misc.symbol)               1,100                   26

  Vintage Petroleum                                  2,300                   26

  KCS Energy *(misc.symbol)                          4,800                   26

  Magnum Hunter Resources *                          3,200                   26

  Denbury Resources *(misc.symbol)                   1,900                   25

  Stone Energy *                                       600                   25

  BP Prudhoe Bay
  Royalty Trust (misc.symbol)                        1,300                   25

  Cross Timbers
  Royalty Trust (misc.symbol)                          900                   21

  Spinnaker Exploration *                              800                   21

  Swift Energy *                                     1,900                   21

  Adams Resources & Energy                           2,300      $            21

  Kaneb Services (misc.symbol)                         700                   20

  Nuevo Energy *                                     1,100                   19

  Encore Aquisition *                                1,000                   19

  Markwest Hydrocarbon *                             2,500                   19

  Petroleum Development *                            2,000                   18

  Frontier Oil                                       1,200                   18

  Plains Exploration
  & Production *(misc.symbol)                        1,665                   18

  Berry Petroleum, Class A                           1,000                   18

  Carrizo Oil & Gas *(misc.symbol)                   2,900                   18

  Maritrans                                          1,100                   16

  OMI *                                              2,600                   16

  General Maritime *(misc.symbol)                    1,500                   15

  TransMontaigne *                                   2,200                   14

  Energy Partners *                                  1,200                   14

  Edge Petroleum *(misc.symbol)                      2,400                   14

  Range Resources *                                  2,100                   13

  Penn Virginia                                        300                   13

  Plains Resources *                                   900                   13

  Prima Energy *                                       600                   13

  EXCO Resources *                                     600                   11

  Greka Energy *(misc.symbol)                        1,800                   10

  Callon Petroleum *                                 1,200                    9

  Tesoro Petroleum *                                 1,200                    8

  Meridian Resource *(misc.symbol)                   1,700                    8

  Syntroleum *                                       2,900                    8

  Remington Oil & Gas *                                400                    7

  Giant Industries *                                 1,200                    7

  Castle Energy                                      1,400                    7

  Beta Oil & Gas *                                   2,700                    4

                                                                          2,247

  Total Energy                                                            4,102

  FINANCIALS  25.2%

  Capital Markets  1.7%

  Legg Mason                                         2,300      $           149

  AmeriTrade *(misc.symbol)                         14,900                  110

  SEI                                                3,400                  109

  E*TRADE Group *                                   12,230                  104

  Neuberger Berman                                   2,550                  102

  A.G. Edwards                                       2,600                   89

  Allied Capital                                     3,800                   88

  John Nuveen, Class A                               2,800                   76

  Eaton Vance                                        2,200                   70

  Waddell & Reed Financial, Class A                  2,550                   65

  Investor's Financial
  Services (misc.symbol)                             2,200                   64

  Jeffries Group (misc.symbol)                       1,000                   50

  Friedman, Billings,
  Ramsey Group, Class A                              3,625                   49

  Raymond James Financial (misc.symbol)              1,400                   46

  American Capital Strategies (misc.symbol)          1,800                   45

  LaBranche & Co. (misc.symbol)                      2,100                   43

  Affiliated Managers Group *                          700                   43

  Investment Technology Group *                      1,550                   29

  Knight/Trimark Group *(misc.symbol)                4,600                   29

  Blackrock, Class A *                                 600                   27

  Southwest Securities (misc.symbol)                 1,283                   26

  Sanders Morris Harris Group                        2,600                   23

  Harris & Harris Group *                            2,500                   17

  Westwood Holdings Group (misc.symbol)                620                   12

  Soundview Technology Group *                         880                    9

  PMC Capital                                        1,500                    7

  Gabelli Asset Management,
  Class A *(misc.symbol)                               200                    7

                                                                          1,488


  Commercial Banks  6.3%

  M&T Bank                                           3,744                  315

  UnionBancal                                        5,100                  211

  Popular                                            4,500                  174

  National Commerce Financial                        6,750                  150

  Compass Bancshares                                 4,250                  149

  Banknorth Group                                    4,995                  128

  First Virginia Banks                               2,550      $           110

  Hibernia Corp., Class A                            5,600                  102

  Mercantile Bankshares                              2,500                   98

  TCF Financial                                      2,400                   96

  Commerce Bancshares                                2,437                   95

  Valley National Bancorp                            3,539                   93

  Associated Banc-Corp                               2,503                   92

  Commerce Bancorp (misc.symbol)                     2,450                   91

  BOK Financial                                      2,063                   80

  Wilmington Trust, Series A                         2,600                   76

  Bank of Hawaii                                     2,200                   73

  City National                                      1,600                   71

  Fulton Financial                                   3,541                   70

  Sky Financial                                      3,232                   70

  FirstMerit                                         3,000                   69

  Park National                                        495                   57

  F.N.B.                                             1,836                   56

  Old National Bancorp                               2,361                   54

  Pacific Capital Bancorp                            1,466                   51

  Provident Financial Group (misc.symbol)            2,000                   51

  Community First Bankshares                         1,800                   49

  BanCorpSouth                                       2,325                   49

  Trustmark                                          1,900                   48

  Citizens Banking                                   1,800                   48

  Cullen/Frost Bankers                               1,500                   48

  Whitney Holding                                    1,500                   48

  WestAmerica                                        1,100                   47

  Hudson United Bancorp                              1,356                   46

  Colonial BancGroup                                 3,300                   46

  First Citizens Bancshares                            450                   45

  UCBH Holdings                                      1,500                   43

  United Bankshares                                  1,500                   43

  Southwest Bancorp *                                1,300                   42

  International Bancshares                           1,163                   41

  South Financial Group                              1,754                   41

  East West Bancorp                                  1,100                   40

  Greater Bay Bancorp (misc.symbol)                  1,806                   37

  First Midwest Bancorp                              1,256      $            36

  Silicon Valley Bancshares *(misc.symbol)           1,500                   36

  FirstBank Puerto Rico                              1,300                   36

  Cathay Bancorp (misc.symbol)                         800                   36

  Republic Bancorp                                   2,633                   35

  Hancock Holding                                      750                   35

  Susquehanna Bancshares                             1,350                   32

  Chittenden                                         1,150                   32

  Trustco Bank                                       2,800                   31

  Gold Banc                                          2,800                   29

  MB Financial                                         700                   28

  Westcorp                                           1,000                   28

  Santander Bancorp (misc.symbol)                    1,705                   28

  UMB Financial                                        656                   28

  S&T Bancorp                                        1,000                   27

  First Commonwealth Financial                       2,100                   27

  Franklin Financial                                   900                   27

  Texas Regional Bancshares, Class A                   761                   26

  Chemical Financial                                   873                   26

  Suffolk Bancorp (misc.symbol)                        800                   26

  Prosperity Bancshares                              1,300                   25

  U.S.B. Holding Company                             1,393                   25

  Glacier Bancorp                                      990                   24

  Trust Company of New Jersey                          800                   24

  Provident Bankshares                                 951                   24

  CVB Financial                                      1,233                   24

  Interchange Financial Services                     1,200                   24

  CB Bancshares                                        376                   23

  Midwest Banc Holdings (misc.symbol)                1,200                   23

  Sterling Financial                                   975                   23

  First Financial Bancorp                            1,402                   22

  Arrow Financial                                      672                   22

  Boston Private Financial (misc.symbol)             1,059                   22

  Sandy Spring Bancorp                                 700                   22

  Oriental Financial Group                             825                   21

  Center Bancorp (misc.symbol)                       1,400                   21

  NBT Bancorp (misc.symbol)                          1,080                   21

  Midsouth Bancorp                                     900      $            21

  Northern States Financial                            700                   20

  Community Banks                                      663                   20

  Banner                                               960                   20

  Capital Corp of the West                             771                   20

  Alabama National Bancorp                             400                   19

  1st Source (misc.symbol)                           1,041                   19

  United National Bancorp (misc.symbol)                682                   19

  First of Long Island                                 450                   18

  Century Bancorp, Class A                             600                   18

  Peoples Holding (misc.symbol)                        400                   18

  Republic Bancshares                                  700                   18

  FNB                                                  700                   17

  First Republic Bank *(misc.symbol)                   650                   17

  Umpqua Holdings Corporation                          900                   17

  State Bancorp                                        873                   17

  Harleysville National                                630                   17

  Frontier Financial                                   600                   17

  First United                                         800                   17

  WesBanco                                             700                   17

  Union Bankshares                                     600                   17

  Camden National                                      600                   17

  PrivateBancorp (misc.symbol)                         600                   16

  First M&F Corporation                                500                   16

  Amcore Financial                                     700                   16

  Farmers Capital Bank                                 500                   16

  First Community Bancorp                              500                   16

  Irwin Financial (misc.symbol)                        600                   16

  Greater Community Bancorp                          1,000                   15

  Community Bankshares of Indiana                      900                   15

  United Community Banks (misc.symbol)                 600                   15

  First Indiana                                        875                   15

  West Coast Bancorp                                   820                   15

  Wintrust Financial (misc.symbol)                     500                   15

  IBERIABANK                                           300                   15

  City Holding Company                                 500                   15

  SY Bancorp (misc.symbol)                             400                   14

  First Charter                                        800      $            14

  Pacific Northwest Bancorp                            400                   14

  Omega Financial                                      400                   14

  Westbank                                             840                   13

  National Penn Bancshares (misc.symbol)               464                   13

  Guaranty Financial                                   900                   13

  Bay View Capital *                                 2,200                   13

  Main Street Banks (misc.symbol)                      500                   13

  Southwest Bancorp                                    450                   12

  GBC Bancorp                                          300                   12

  Independent Bank                                     500                   11

  BancTrust Financial Group (misc.symbol)              700                   11

  First Merchants                                      441                   11

  Franklin Bank                                        600                   10

  First Financial Bankshares (misc.symbol)             312                   10

  BWC Financial                                        532                   10

  Marshall & Ilsley                                    339                   10

  The Savannah Bancorp                                 440                   10

  Integra Bank (misc.symbol)                           600                   10

  Mid-State Bancshares                                 500                   10

  Sterling Bancshares                                  750                   10

  MidWestOne Financial                                 600                   10

  FloridaFirst Bancorp                                 400                   10

  Summit Bancshares                                    400                    9

  Riggs                                                600                    9

  Northrim Bank                                        500                    9

  Redwood Empire Bancorp (misc.symbol)                 300                    9

  Second Bancorp                                       300                    8

  CoBiz (misc.symbol)                                  500                    7

  German American Bancorp                              347                    6

  Unizan Financial                                     276                    5

                                                                          5,398

  Consumer Finance  0.4%

  Student Loan Corporation                             650                   82

  AmeriCredit *(misc.symbol)                         6,600                   57

  WFS Financial *                                    1,100                   37

  CompuCredit *                                      2,400                   29

  World Acceptance *                                 1,700                   28

  Cash America Investments                           1,400      $            19

  First Cash *                                       1,200                   17

  Metris Companies (misc.symbol)                     2,950                   16

  Credit Acceptance Corporation *                    1,600                   16

  Advanta                                            1,466                   14

  Asta Funding *                                       600                   14

                                                                            329


  Diversified Financial Services  0.6%

  CIT Group                                          6,900                  170

  Alliance Capital                                   2,500                   91

  Chicago Merchantile
  Exchange Holdings (misc.symbol)                    1,100                   77

  Leucadia National                                  1,900                   70

  Factual Data *(misc.symbol)                        2,000                   35

  GATX (misc.symbol)                                 1,100                   18

  Encore Capital *                                   1,500                   13

  Financial Federal *(misc.symbol)                     400                   10

  California First National
  Bancorp (misc.symbol)                                600                    6

  Instinet Group                                     1,000                    5

  DVI Financial *                                      500                    2

                                                                            497

  Insurance  6.8%

  Berkshire Hathaway, Class A *                         42                3,045

  CNA Financial *(misc.symbol)                       6,900                  170

  Old Republic International                         3,850                  132

  Fidelity National Financial                        4,075                  125

  Transatlantic Holdings                             1,805                  125

  White Mountains
  Insurance Group (misc.symbol)                        280                  111

  Erie Indemnity                                     2,300                   95

  Arthur J. Gallagher                                3,200                   87

  W. R. Berkley                                      1,650                   87

  American National Insurance                          950                   82

  Markel *                                             310                   79

  Brown and Brown                                    2,400                   78

  Mercury General (misc.symbol)                      1,700                   78

  Protective Life                                    2,500                   67

  HCC Insurance Holdings                             2,200                   65

  First American Financial                           2,400                   63

  Reinsurance Group of America                       1,950                   63

  Nationwide Financial Services, Class A             1,700      $            55

  American Financial Group                           2,400                   55

  Unitrin                                            2,000                   54

  StanCorp Financial Group                           1,000                   52

  Odyssey Re Holdings (misc.symbol)                  2,100                   44

  Commerce Group                                     1,200                   44

  Alfa                                               3,400                   43

  MONY Group (misc.symbol)                           1,600                   43

  Hilb Rogal and Hamilton                            1,200                   41

  Arch Capital Group *                               1,100                   38

  AmerUs Life (misc.symbol)                          1,300                   37

  21st Century Insurance Group                       2,400                   34

  Delphi Financial (misc.symbol)                       704                   33

  UICI *                                             2,100                   32

  FBL Financial Group, Class A                       1,532                   31

  Stewart Information Services *                     1,100                   31

  Allmerica Financial *                              1,600                   29

  Ohio Casualty *(misc.symbol)                       2,000                   26

  RLI                                                  800                   26

  Horace Mann Educators                              1,600                   26

  Selective Insurance                                1,000                   25

  U.S.I. Holdings *                                  1,900                   22

  American Medical Security *                        1,100                   21

  Navigators Group *                                   700                   21

  Baldwin & Lyons, Class B                             875                   21

  State Auto Financial                                 900                   20

  Philadelphia Consolidated *                          500                   20

  Zenith National (misc.symbol)                        700                   20

  Great American Financial Resources                 1,500                   20

  ProAssurance *                                       720                   19

  LandAmerica Financial Group                          400                   19

  Phoenix Companies (misc.symbol)                    2,100                   19

  Midland                                              800                   18

  Kansas City Life Insurance                           400                   17

  Harleysville Group                                   700                   16

  Argonaut Group                                     1,300                   16

  Clark/Bardes Holdings *                            1,300                   16

  Penn-America Group                                 1,350      $            15

  Triad Guaranty *                                     400                   15

  BancInsurance *                                    2,310                   14

  Cotton States Life Insurance                       1,300                   13

  United Fire & Casualty                               400                   13

  CNA Surety                                         1,300                   13

  Citizens, Class A *                                1,755                   13

  Presidential Life (misc.symbol)                      900                   13

  Merchants Group                                      600                   12

  Universal American Financial *                     1,900                   12

  Financial Industries Corporation                     800                   12

  PMA Capital, Class A (misc.symbol)                   900                   11

  PICO Holdings *                                      800                   10

  Standard Management *                              1,400                    5

  FPIC Insurance Group *(misc.symbol)                  200                    3

  Vesta Insurance                                      900                    2

  Danielson *                                          700                    1

                                                                          5,833


  Real Estate  6.3%

  ProLogis Trust, REIT                               6,027                  165

  Vornado Realty Trust, REIT                         3,500                  153

  Boston Properties, REIT                            3,300                  145

  General Growth Properties, REIT                    2,200                  137

  Public Storage, REIT                               4,000                  135

  Archstone-Smith Trust, REIT                        5,487                  132

  Kimco Realty, REIT                                 3,350                  127

  Duke Realty, REIT                                  4,490                  124

  IStar Financial, REIT                              3,273                  119

  Rouse, REIT                                        3,000                  114

  Avalonbay Communities, REIT                        2,384                  102

  Host Marriott, REIT *                              9,574                   88

  AMB Property, REIT                                 3,100                   87

  Liberty Property Trust, REIT                       2,400                   83

  St. Joe                                            2,500                   78

  Developers Diversified Realty, REIT                2,738                   78

  Health Care Property Investors, REIT               1,700                   72

  New Plan Excel Realty, REIT                        3,300                   70

  Regency Centers, REIT                              2,000                   70

  Trizec Properties                                  5,900      $            67

  Chelsea GCA, REIT                                  1,600                   64

  Catellus Development *                             2,900                   64

  Weingarten Realty Investors, REIT                  1,500                   63

  Forest City Enterprises                            1,500                   62

  United Dominion Realty Trust, REIT                 3,600                   62

  Mack-Cali Realty, REIT                             1,700                   62

  Crescent Real Estate Equities, REIT                3,400                   56

  Hospitality Properties Trust, REIT                 1,800                   56

  Macerich Company, REIT                             1,600                   56

  Thornburg Mortgage, REIT (misc.symbol)             2,200                   54

  NovaStar Financial, REIT (misc.symbol)               900                   54

  CarrAmerica Realty, REIT                           1,900                   53

  CBL & Associates Properties, REIT                  1,200                   52

  Federal Realty Investment Trust, REIT              1,600                   51

  Mills, REIT (misc.symbol)                          1,500                   50

  BRE Properties, Class A, REIT                      1,500                   50

  Annaly Mortgage Management,
  REIT (misc.symbol)                                 2,500                   50

  Health & Retirement Properties, REIT               5,400                   50

  Camden Property Trust, REIT                        1,400                   49

  Arden Realty, REIT                                 1,800                   47

  Shurgard Storage Centers, Class A, REIT            1,400                   46

  Reckson Associates Realty, REIT                    2,100                   44

  Pan Pacific Retail Properties, REIT                1,100                   43

  Cousins Properties, REIT                           1,550                   43

  Centerpoint Properties, REIT                         700                   43

  Prentiss Properties Trust, REIT                    1,400                   42

  Realty Income, REIT (misc.symbol)                  1,100                   42

  Vencor                                             2,700                   41

  Essex Property Trust, REIT                           700                   40

  Impac Mortgage Holdings, REIT                      2,400                   40

  Kilroy Realty, REIT                                1,400                   38

  First Industrial Realty, REIT                      1,200                   38

  Healthcare Realty Trust, REIT                      1,300                   38

  Heritage Property Investment Trust                 1,300                   35

  SL Green Realty, REIT                              1,000                   35

  Post Properties, REIT                              1,300                   34

  Highwoods Properties, REIT                         1,500      $            33

  Chateau Communities, REIT                          1,100                   33

  Brandywine Realty Trust, REIT                      1,300                   32

  Lexington Corporate Properties, REIT               1,800                   32

  Alexandria Real Estate, REIT                         700                   31

  Sun Communities, REIT                                800                   31

  Equity One                                         1,900                   31

  Commercial Net Lease Realty, REIT                  1,700                   29

  Corporate Office Properties Trust,
  REIT (misc.symbol)                                 1,700                   29

  Entertainment Properties, REIT                     1,000                   29

  PS Business Parks, REIT                              800                   28

  Health Care, REIT                                    900                   27

  Newhall Land & Farming                               900                   27

  Corrections Corp of America *                      1,067                   27

  WP Carey & Co                                        900                   27

  Tanger Factory Outlet Centers, REIT                  800                   26

  LNR Property (misc.symbol)                           700                   26

  Amli Residential Properties, REIT                  1,100                   26

  Bedford Property Investors, REIT                     900                   26

  Washington, REIT                                     900                   24

  Koger Equity, REIT                                 1,400                   24

  Resource Asset Investment Trust,
  REIT (misc.symbol)                                   900                   24

  Ramco-Gershenson Properties, REIT                  1,000                   23

  Taubman Centers, REIT                              1,200                   23

  LTC Properties, REIT                               2,400                   23

  Senior Housing Properties, REIT                    1,660                   23

  Nationwide Health Properties,
  REIT (misc.symbol)                                 1,400                   22

  American Real Estate, REIT *                       1,800                   22

  National Health Investors, REIT                    1,200                   22

  Anthracite Capital                                 1,800                   22

  EastGroup Properties, REIT                           800                   22

  Universal Health Realty Income, REIT                 800                   22

  Home Properties of New York, REIT                    600                   21

  Glenborough Realty Trust, REIT                     1,100                   21

  Mid-Atlantic Realty Trust, REIT                    1,000                   21

  LaSalle Hotel Properties, REIT                     1,400                   21

  Crown American Realty, REIT                        1,900                   20

  Glimcher Realty Trust, REIT                          900      $            20

  Redwood Trust, REIT (misc.symbol)                    500                   20

  Urstadt Biddle Properties, REIT                    1,500                   20

  Capital Automotive, REIT                             700                   20
  AmeriVest Properties, REIT (misc.symbol)           3,000                   19

  Gables Residential Trust, REIT                       600                   18

  Pennsylvania Real Estate Investment,
  REIT (misc.symbol)                                   600                   18

  Innkeepers USA, REIT                               2,600                   18

  Great Lakes, REIT (misc.symbol)                    1,100                   18


  Colonial Properties Trust, REIT                      500                   18

  Manufactured Home Communities, REIT                  500                   18

  Jones Lang Lasalle *                               1,100                   17

  American Mortgage Acceptance, REIT                 1,000                   17

  Hersha Hospitality Trust, Class A, REIT            2,000                   16

  Urstadt Biddle Properties, Class A, REIT           1,200                   15

  Investors Real Estate Trust, REIT                  1,400                   15

  Trammell Crow *                                    1,400                   15

  Apex Mortgage Capital, REIT                        2,700                   15

  Agree Realty, REIT                                   600                   15

  National Health Realty, REIT                         900                   14

  Wellsford Real Properties *                          900                   14

  Mid-America Apartment Communities, REIT              500                   14

  Monmouth Real Estate Investment,
  Class A, REIT                                      1,800                   13

  Summit Properties, REIT                              600                   12

  Felcor Lodging Trust, REIT (misc.symbol)           1,500                   12

  RFS Hotel Investors, REIT                            900                   11

  PMC Commercial Trust, REIT (misc.symbol)             800                   11

  Capital Properties *(misc.symbol)                  1,200                   10

  Kramont Realty Trust, REIT                           600                   10

  MeriStar Hospitality, REIT                         1,900                   10

  Getty Realty, REIT                                   400                    9

  Pittsburgh & West Virginia Railroad, REIT          1,000                    9

  Parkway Properties, REIT                             200                    8

  Equity Inns, REIT                                  1,200                    8

  Insignia/ESG Holdings *                              700                    8

  Saul Centers, REIT                                   300                    8

  Shelbourne Properties, REIT (misc.symbol)            200                    6

  Cornerstone Realty Income Trust, REIT                500      $             4

  Sizeler Property Investors, REIT                     100                    1

  Capital Properties, Class B, REIT * @                120                    0

                                                                          5,367


  Thrifts & Mortgage Finance  3.1%

  Hudson City Bancorp                                6,900                  176

  Greenpoint Financial                               3,100                  158

  New York Community Bancorp                         5,024                  146

  Sovereign Bancorp                                  8,400                  131

  Doral Financial                                    2,500                  112

  Radian Group                                       2,908                  107

  Astoria Financial                                  3,100                   87

  Capitol Federal Financial (misc.symbol)            2,700                   76

  PMI Group                                          2,800                   75

  Webster Financial                                  1,856                   70

  Roslyn Bancorp (misc.symbol)                       3,150                   68

  People's Bank                                      2,000                   58

  Flagstar Bancorp (misc.symbol)                     2,350                   57

  Washington Federal                                 2,225                   51

  Independence Community Bank                        1,800                   51

  Staten Island Bancorp                              2,400                   47

  IndyMac Mortgage Holdings                          1,800                   46

  Downey Financial                                   1,100                   45

  MAF Bancorp                                        1,100                   41

  First Niagara Financial                            2,786                   39

  Commercial Federal                                 1,800                   38

  Waypoint Financial                                 1,900                   34

  W Holdings Company                                 1,950                   33

  BankAtlantic, Class A                              2,700                   32

  R&G Financial, Class B                             1,000                   30

  Harbor Florida Bancshares                          1,200                   29

  Fremont General (misc.symbol)                      2,000                   27

  WSFS Financial                                       700                   27

  Charter Municipal Mortgage Acceptance              1,400                   27

  BankUnited Financial *                             1,300                   26

  New Century Financial (misc.symbol)                  600                   26

  Brookline Bancorp                                  1,749                   24

  CORUS Bankshares                                     500                   24

  Connecticut Bancshares                               600      $            24

  Dime Community Bancorp                               900                   23

  Bank Mutual (misc.symbol)                            700                   23

  Provident Bancorp (misc.symbol)                      700                   22

  West Essex Bancorp                                   600                   21

  Net Bank                                           1,569                   21

  Sterling Financial                                   822                   20

  Seacoast Financial Services                        1,000                   20

  PFF Bancorp                                          500                   19

  First Federal Bancshares of Arkansas                 600                   19

  Sound Federal Bancorp (misc.symbol)                1,390                   19

  Flushing Financial                                   850                   19

  BostonFed Bancorp (misc.symbol)                      700                   19

  FirstFed Financial *                                 500                   18

  Northwest Bancorp                                  1,100                   18

  Cooperative Bankshares (misc.symbol)                 900                   18

  St. Francis Capital                                  600                   17

  Matrix Bancorp *                                   1,700                   17

  Woronoco Bancorp                                     600                   17

  Coastal Bancorp                                      600                   17

  Troy Financial (misc.symbol)                         620                   17

  Anchor Bancorp Wisconsin                             700                   17

  Horizon Financial                                  1,025                   16

  Union Community Bancorp                              900                   16

  First Place Financial                                900                   16

  NewMil Bancorp                                       700                   15

  Riverview Bancorp                                    800                   15

  Logansport Financial                                 800                   14

  Hingham Institution for Savings                      400                   14

  Ameriana Bancorp                                     960                   13

  Thistle Group Holdings                               800                   13

  Western Ohio Financial                               500                   12

  Capital Crossing Bank *                              500                   12

  Federal Agricultural Mortgage
  Corporation, Class A *                               700                   12

  Charter Financial (misc.symbol)                      400                   11

  Ocwen Financial *                                  2,400                   11

  Abington Bancorp                                     400                   10

  First Federal Bancorp                              1,300      $            10

  Home Federal Savings Bank                            400                   10

  Peoples Community Bancorp *                          400                   10

  Camco                                                600                    9

  Klamath First Bancorp                                500                    8

  First Busey Corporation,
  Class A (misc.symbol)                                100                    2

                                                                          2,692

  Total Financials                                                       21,604


  HEALTH CARE  12.1%

  Biotechnology  3.9%

  Genentech *                                        7,340                  529

  Gilead Sciences *                                  6,660                  370

  IDEC Pharmaceuticals *                             5,280                  179

  Millennium Pharmaceuticals *                       9,559                  150

  Imclone Systems *(misc.symbol)                     2,743                   87

  Celgene *(misc.symbol)                             2,700                   82

  ICOS *                                             2,200                   81

  Cephalon *(misc.symbol)                            1,900                   78

  Amylin Pharmaceuticals *(misc.symbol)              3,300                   72

  Human Genome Sciences *(misc.symbol)               4,480                   57

  Neurocrine Biosciences *                           1,100                   55

  Charles River Laboratories
  International *(misc.symbol)                       1,700                   55

  Techne *(misc.symbol)                              1,800                   55

  Protein Design Labs *                              3,500                   49

  OSI Pharmaceuticals *                              1,500                   48

  IDEXX Laboratories *                               1,400                   47

  Genta *(misc.symbol)                               3,400                   45

  Affymetrix *(misc.symbol)                          2,260                   45

  CV Therapeutics *(misc.symbol)                     1,500                   44

  Martek Biosciences *(misc.symbol)                  1,000                   43

  Trimeris *(misc.symbol)                              800                   37

  Genencor International *(misc.symbol)              2,200                   36

  Abgenix *                                          3,400                   36

  Vertex Pharmaceuticals *                           2,310                   34

  Gen Probe Inc *                                      800                   33

  NPS Pharmaceuticals *(misc.symbol)                 1,200                   29

  ILEX Oncology *                                    1,500      $            29

  Regeneron Pharmaceuticals *(misc.symbol)           1,800                   28

  Digene *(misc.symbol)                              1,000                   27

  Tanox *(misc.symbol)                               1,600                   26

  Transkaryotic Therapies *(misc.symbol)             2,100                   24

  Celera Genomics *                                  2,193                   23

  Cell Therapeutics *(misc.symbol)                   2,300                   22

  Alkermes *(misc.symbol)                            2,000                   21

  Progenics Pharmaceuticals *(misc.symbol)           1,400                   21

  OraSure Technologies *(misc.symbol)                2,800                   21

  Incyte *                                           4,400                   20

  Immunomedics *(misc.symbol)                        3,200                   20

  Enzo Biochem                                         919                   20

  Tularik *(misc.symbol)                             1,900                   19

  BioMarin Pharmaceutical *                          1,900                   19

  Enzon Pharmaceuticals *(misc.symbol)               1,470                   18

  Diversa *                                          1,850                   18

  Concentric Network *                               1,200                   18

  Corixa *(misc.symbol)                              2,301                   18

  NeoPharm (misc.symbol)                             1,282                   18

  Aphton *(misc.symbol)                              2,100                   17

  CuraGen *(misc.symbol)                             3,100                   17

  Medarex *(misc.symbol)                             2,600                   17

  Versicor *(misc.symbol)                            1,200                   17

  Albany Molecular Research *                        1,100                   17

  Pharmacopeia *                                     2,000                   16

  InterMune *(misc.symbol)                           1,000                   16

  Telik *(misc.symbol)                               1,000                   16

  Cubist Pharmaceuticals *(misc.symbol)              1,500                   16

  Lexicon Genetics *                                 2,300                   15

  Gene Logic *(misc.symbol)                          2,560                   15

  Biopure, Class A *(misc.symbol)                    2,500                   15

  Arena Pharmaceuticals *(misc.symbol)               2,200                   15

  Indevus Pharmaceuticals *                          2,300                   14

  Introgen Therapeutics *(misc.symbol)               2,600                   14

  AVI BioPharma *(misc.symbol)                       2,300                   14

  Cell Genesys *(misc.symbol)                        1,500                   13

  BioSphere Medical *                                2,100      $            13

  Pharmacyclics *                                    2,600                   12

  XOMA *                                             2,300                   12

  Alexion Pharmaceutical *(misc.symbol)                700                   12

  Exelixis *                                         1,700                   12

  Neose Technologies *(misc.symbol)                  1,100                   11

  Maxygen *                                          1,000                   11

  Myriad Genetics *(misc.symbol)                       800                   11

  Sirna Therapeutics *(misc.symbol)                  1,200                   11

  Serologicals *                                       700                   10

  SangStat Medical *(misc.symbol)                      700                    9

  Cepheid *                                          1,800                    9

  Savient Pharmaceuticals *                          1,700                    8

  EXACT Sciences *(misc.symbol)                        700                    8

  BioSource International *                          1,100                    8

  Third Wave Technologies *                          1,600                    7

  La Jolla Pharmaceutical *(misc.symbol)             2,200                    7

  Luminex *(misc.symbol)                             1,300                    7

  EntreMed *(misc.symbol)                            1,600                    7

  Allos Therapeutics *(misc.symbol)                  2,200                    7

  Kosan Biosciences *                                1,000                    6

  Sequenom *(misc.symbol)                            2,000                    5

  Encysive Pharmaceuticals *                         1,100                    5

  Array BioPharma *(misc.symbol)                     1,600                    5

  Applied Molecular
  Evolution *(misc.symbol)                           1,100                    5

  ImmunoGen *(misc.symbol)                           1,100                    5

  VaxGen *(misc.symbol)                                900                    5

  Titan Pharmaceuticals *(misc.symbol)               1,900                    4

  Ariad Pharmaceuticals *(misc.symbol)                 900                    4

  Neurogen *(misc.symbol)                              800                    4

  Novavax *(misc.symbol)                               600                    3

  Avigen *(misc.symbol)                                900                    3

  Genzyme Molecular Oncology *                       1,275                    3

  Arqule *                                             700                    3

  Harvard Bioscience *                                 700                    3

  Sangamo BioSciences *                                900                    3

  Genome Therapeutics *                                800                    2

                                                                          3,330

  Health Care Equipment & Supplies  2.7%

  Varian Medical Systems *                           2,400      $           138

  Dentsply International                             2,700                  110

  Hillenbrand Industries                             2,000                  101

  Beckman Coulter                                    2,200                   89

  Apogent Technologies *                             3,700                   74

  Fisher Scientific *                                1,800                   63

  Invitrogen *                                       1,575                   60

  Edwards Lifesciences *                             1,800                   58

  Mentor                                             2,900                   56

  Bio-Rad Laboratories, Class A *                    1,000                   55

  INAMED *                                           1,000                   54

  Steris *                                           2,100                   49

  Diagnostic Products                                1,100                   45

  Respironics *                                      1,200                   45

  ResMed *(misc.symbol)                              1,000                   39

  Cytyc *                                            3,700                   39

  VISX *                                             2,000                   35

  Thoratec *(misc.symbol)                            2,202                   33

  Integra LifeServices Holdings *                    1,200                   32

  Align Technology *                                 2,500                   31

  Arrow International                                  700                   31

  CTI Molecular Imaging *(misc.symbol)               1,600                   30

  ArthroCare *(misc.symbol)                          1,800                   30

  Dade Behring Holdings *                            1,300                   30

  Invacare                                             900                   30

  Sybron Dental Specialties *                        1,200                   28

  Cooper Companies                                     800                   28

  Ventana Medical Systems *(misc.symbol)             1,000                   27

  Datascope                                            900                   27

  CONMED *                                           1,450                   27

  Immucor *                                          1,200                   26

  Advanced Neuromodulation Systems *                   500                   26

  Wilson Greatbatch
  Technologies *(misc.symbol)                          700                   25

  ALARIS Medical *                                   1,900                   25

  Analogic                                             500                   24

  Biosite Diagnostics *(misc.symbol)                   500                   24

  Kensey Nash *(misc.symbol)                           900      $            23

  PolyMedica (misc.symbol)                             500                   23

  IGEN *                                               700                   22

  Candela Laser *                                    1,900                   22

  Ocular Sciences *(misc.symbol)                     1,100                   22

  Cyberonics *(misc.symbol)                          1,000                   22

  EPIX Medical *                                     1,500                   21

  Viasys Healthcare *                                1,000                   21

  American Medical Systems *                         1,200                   20

  Zoll Medical *(misc.symbol)                          600                   20

  SonoSite *(misc.symbol)                            1,000                   20

  Mathews International, Class A                       800                   20

  Wright Medical Group *(misc.symbol)                1,000                   19

  Merit Medical Systems *                              937                   19

  SurModics *(misc.symbol)                             600                   18

  Conceptus *(misc.symbol)                           1,300                   18

  Synovis Life Technologies *                          900                   18

  Mine Safety Appliances                               400                   17

  West Pharmaceutical Services                         700                   17

  Bruker Daltonics *(misc.symbol)                    2,900                   15

  Intuitive Surgical *(misc.symbol)                  2,000                   15

  Kyphon *                                           1,000                   15

  Haemonetics *                                        800                   15

  Nektar Therapeutics *(misc.symbol)                 1,600                   15

  Sola *                                               800                   14

  Meridian Bioscience                                1,500                   14

  Molecular Devices *                                  750                   12

  Inverness Medical
  Innovations *(misc.symbol)                           600                   12

  Possis *(misc.symbol)                                800                   11

  Interpore International *                            800                   10

  TheraSense *(misc.symbol)                          1,000                   10

  ICU Medical *(misc.symbol)                           300                    9

  ABIOMED *(misc.symbol)                             1,700                    9

  Exactech *                                           600                    9

  Medical Action Industries *                          500                    8

  North American Scientific *                        1,000                    8

  Closure Medical *                                    400                    8

  Novoste *                                            900      $             5

  Vital Signs                                          200                    5

  Lifecore Biomedical *(misc.symbol)                   900                    5

  Endocare *(misc.symbol)                            1,200                    5

  Theragenics *                                      1,000                    4

  Sonic Innovations *                                1,100                    4

  Cerus *                                              470                    4

  AeroGen *                                          6,000                    3

  Urologix *(misc.symbol)                              400                    1

                                                                          2,271


  Health Care Providers & Services  3.8%

  Caremark RX *                                      9,000                  231

  Express Scripts, Class A *(misc.symbol)            2,600                  178

  Laboratory Corporation of America *                4,720                  142

  Health Net *                                       4,100                  135

  Oxford Health Plans *                              2,900                  122

  Advance PCS *                                      3,100                  119

  WebMD *(misc.symbol)                              10,637                  115

  Omnicare                                           3,300                  112

  Lincare Holdings *                                 3,400                  107

  Patterson Dental *(misc.symbol)                    2,200                  100

  First Health Group *                               3,300                   91

  Coventry Health Care *                             1,900                   88

  Henry Schein *                                     1,600                   84

  Mid-Atlantic Medical Services *                    1,600                   84

  Universal Health Services, Class B *               2,100                   83

  Davita *                                           2,300                   62

  PacifiCare Health Systems,
  Class A *(misc.symbol)                             1,200                   59

  Renal Care Group *                                 1,600                   56

  Community Health System *                          2,900                   56

  Apria Healthcare *                                 2,200                   55

  Triad Hospitals *                                  2,116                   53

  Pharmaceutical Product Development *               1,800                   52

  Cobalt Corporation *                               1,700                   35

  LifePoint Hospitals *                              1,600                   34

  Accredo Health *                                   1,491                   32

  Select Medical *                                   1,300                   32

  Covance *                                          1,700                   31

  Service Corp. International *                      7,600      $            29

  VCA Antech *                                       1,500                   29

  Pediatrix Medical Group *                            800                   29

  AMERIGROUP *(misc.symbol)                            700                   26

  Priority Healthcare,
  Class B *(misc.symbol)                             1,394                   26

  Cerner *(misc.symbol)                              1,100                   25

  U.S. Oncology *(misc.symbol)                       3,158                   23

  Odyssey Healthcare *                                 600                   22

  NDC Health (misc.symbol)                           1,200                   22

  Advisory Board *                                     500                   20

  Owens & Minor (misc.symbol)                          900                   20

  Lifeline Systems *                                   700                   20

  Inveresk Research Group *                          1,100                   20

  Matria Healthcare *(misc.symbol)                   1,100                   19

  Omnicell *                                         1,800                   18

  CorVel *                                             500                   18

  Sierra Health Services *(misc.symbol)                900                   18

  LabOne *                                             800                   17

  Stewart Enterprises, Class A *                     4,000                   17

  Dynacq International *(misc.symbol)                1,000                   17

  Dendrite International *                           1,300                   17

  Eclipsys *                                         1,600                   17

  Province Healthcare *(misc.symbol)                 1,500                   17

  National Wireless Holdings *                         900                   16

  SFBC International *(misc.symbol)                    900                   16

  Hooper Holmes                                      2,500                   16

  Genesis Health Ventures *                            900                   16

  United Surgical Partners
  International *(misc.symbol)                         700                   16

  Per-Se Technologies *                              1,400                   16

  Quest Diagnostics *(misc.symbol)                     245                   16

  OPTION CARE *(misc.symbol)                         1,350                   16

  WellChoice *                                         500                   15

  PSS World Medical *                                2,500                   14

  LCA-Vision *                                       1,600                   14

  AMN Healthcare Services *(misc.symbol)             1,100                   14

  Parexel International *                            1,000                   14

  Sunrise Senior Living *(misc.symbol)                 600                   13

  Cross Country Healthcare *(misc.symbol)            1,000      $            13

  D&K Healthcare                                       800                   13

  Gentiva Health Services *                          1,350                   12

  PDI *                                              1,150                   12

  Orthodontic Centers
  of America *(misc.symbol)                          1,400                   11

  Tripos *(misc.symbol)                              1,400                   11

  IDX Systems *                                        700                   11

  Q Med *(misc.symbol)                               1,400                   11

  Beverly Enterprises *                              3,000                   10

  U.S. Physical Therapy *(misc.symbol)                 800                   10

  Computer Programs
  and Systems (misc.symbol)                            500                   10

  National Healthcare *                                500                   10

  Capital Senior Living *                            3,000                    9

  CryoLife *(misc.symbol)                              900                    9

  AmSurg *(misc.symbol)                                300                    9

  Medical Staffing Network
  Holdings *(misc.symbol)                            1,300                    9

  Res-Care *                                         1,900                    9

  MIM Corporation *(misc.symbol)                     1,300                    8

  IMPATH *(misc.symbol)                                600                    8

  Hanger Orthopedic Group *                            700                    8

  Kindred Healthcare *                                 407                    7

  RehabCare Group *                                    400                    6

  Carriage Services, Class A *(misc.symbol)          1,600                    6

  Health Management Systems *                        2,000                    6

  VitalWorks *                                       1,400                    6

  Specialty Laboratories *(misc.symbol)                500                    5

  Alliance Imaging *(misc.symbol)                    1,100                    5

  Radiologix *                                         900                    4

  PlanVista *                                        1,300                    3

  QuadraMed *(misc.symbol)                             800                    1

  Women First Healthcare *(misc.symbol)                900                    1

                                                                          3,299


  Pharmaceuticals  1.7%

  Mylan Laboratories                                 6,000                  209

  Barr Laboratories *                                2,417                  158

  IVAX *                                             6,437                  115

  Sicor *                                            4,000                   81

  Endo Pharmaceutical *                              4,300                   73

  Medicis Pharmaceutical,
  Class A (misc.symbol)                              1,000      $            57

  Sepracor *                                         3,000                   54

  Pharmaceutical Resources *                         1,100                   54

  Eon Labs *(misc.symbol)                            1,500                   53

  Andrx *(misc.symbol)                               2,600                   52

  ICN Pharmaceuticals                                2,900                   49

  Alpharma, Class A                                  2,200                   47

  Ligand Pharmaceuticals,
  Class B *(misc.symbol)                             3,000                   41

  Perrigo                                            2,400                   38

  MGI Pharma *(misc.symbol)                          1,400                   36

  K-V Pharmaceutical, Class A *                      1,200                   33

  Impax Laboratories *(misc.symbol)                  2,600                   31

  Medicines Company *(misc.symbol)                   1,500                   30

  Atherogenics *                                     1,600                   24

  Kos Pharmaceuticals *(misc.symbol)                   900                   21

  Columbia Laboratories *                            1,800                   20

  Penwest Pharmaceuticals *(misc.symbol)               800                   19

  Adolor *(misc.symbol)                              1,500                   18

  aaiPharma *(misc.symbol)                             900                   18

  Noven Pharmaceuticals *                            1,300                   13

  Atrix Laboratory *(misc.symbol)                      600                   13

  Antigenics *(misc.symbol)                          1,100                   13

  CIMA Labs *(misc.symbol)                             450                   12

  Cellegy Pharmaceuticals *                          2,400                   12

  Bradley Pharmaceuticals,
  Class A *(misc.symbol)                               700                   12

  Pain Therapeutics *(misc.symbol)                   1,700                   11

  Bone Care International *                            600                    8

  Discovery Partners *(misc.symbol)                  1,800                    8

  Orphan Medical *(misc.symbol)                        800                    7

  InKine Pharmaceutical *(misc.symbol)               1,800                    6

  VIVUS *(misc.symbol)                                 900                    5

  AVANIR Pharmaceuticals,
  Class A *(misc.symbol)                             2,300                    4

  First Horizon Pharmaceutical *                       800                    3

  Emisphere Technologies *(misc.symbol)                600                    2

                                                                          1,460

  Total Health Care                                                      10,360

  INDUSTRIALS & BUSINESS SERVICES  9.0%

  Aerospace & Defense  0.9%

  L-3 Communications
  Holdings *(misc.symbol)                            3,080      $           134

  Precision Castparts                                1,900                   59

  Alliant Techsystems *                              1,075                   56

  Veridian *                                         1,100                   38

  KVH Industries *                                   1,100                   27

  Curtiss-Wright Corporation                           400                   25

  Orbital Sciences *(misc.symbol)                    3,100                   23

  GenCorp (misc.symbol)                              2,400                   21

  World Fuel Services                                  800                   20

  Engineered Support System                            450                   19

  Invision Technologies *(misc.symbol)                 700                   17

  Aeroflex *                                         2,200                   17

  Esterline Technologies *                             900                   16

  United Defense Industries *                          600                   16

  HEICO (misc.symbol)                                1,200                   15

  Triumph Group *(misc.symbol)                         500                   14

  MTC Technologies *                                   600                   14

  Cubic Corp (misc.symbol)                             600                   13

  Aviall *(misc.symbol)                              1,100                   12

  Teledyne Technologies *                              900                   12

  Pemco Aviation Group *                               500                   12

  United Industrial                                    700                   11

  DRS Technologies *                                   400                   11

  Allied Research *                                    600                   11

  Mercury Computer Systems *                           600                   11

  Armor Holdings *                                     800                   11

  EDO                                                  600                   11

  AAR                                                1,500                   11

  Innovative Solutions and Support *                 1,400                   10

  Sequa, Class A *                                     300                   10

  Ducommun *                                           700                   10

  Kaman, Class A                                       800                    9

  Ladish Company *                                   1,400                    9

  Simula *                                           3,300                    9

  Integrated Defense Technologies *                    500                    8

  Hexcel *                                           2,400      $             8

  BE Aerospace *(misc.symbol)                        1,700                    6

  SPACEHAB *(misc.symbol)                            5,700                    5

                                                                            741


Air Freight & Logistics  0.5%

  Expeditors International of Washington             3,400                  118

  C.H. Robinson Worldwide                            2,700                   96

  JB Hunt Transport Services *                       1,500                   57

  CNF                                                1,600                   40

  Airborne Freight                                   1,200                   25

  Forward Air *                                        900                   23

  Pacer International *                              1,100                   21

  EGL *                                              1,200                   18

  Atlas Air Worldwide
  Holdings *(misc.symbol)                            1,200                    2

                                                                            400


  Airlines  0.4%

  JetBlue Airways *(misc.symbol)                     2,050                   87

  AMR *                                              5,000                   55

  Continental Airlines,
  Class B *(misc.symbol)                             2,500                   37

  Northwest Airlines,
  Class A *(misc.symbol)                             3,300                   37

  Airtran Holdings *(misc.symbol)                    2,900                   30

  ExpressJet Holdings *                              1,800                   27

  SkyWest                                            1,300                   25

  America West Holdings, Class B *                   2,600                   18

  Atlantic Coast Airlines *                          1,300                   18

  Alaska Air Group *(misc.symbol)                      700                   15

  Mesa Air Group *(misc.symbol)                      1,500                   12

  Amtran *(misc.symbol)                              1,300                   10

  Frontier Airlines *(misc.symbol)                   1,050                   10

  Midwest Express Holdings *                         1,700                    4

                                                                            385


  Building Products  0.3%

  York International                                 1,300                   30

  Trex *(misc.symbol)                                  700                   27

  USG *(misc.symbol)                                 1,300                   25

  American Woodmark                                    500                   23

  Simpson Manufacturing *                              600                   22

  Lennox International                               1,600                   21

  Universal Forest Products                            900      $            19

  Griffon Corporation *                              1,100                   18

  Drew Industries *(misc.symbol)                       800                   15

  Elcor                                                600                   13

  NCI Building Systems *                               700                   12

  Jacuzzi Brands *                                   2,000                   11

  AAON Inc *                                           450                    8

  Apogee Enterprises                                   900                    8

                                                                            252


  Commercial Services & Supplies  3.2%

  Republic Services, Class A *                       5,500                  125

  Dun & Bradstreet *                                 2,700                  111

  ServiceMaster                                     10,350                  111

  Career Education *                                 1,600                  109

  Manpower                                           2,700                  100

  ChoicePoint *                                      2,824                   97

  Corinthian Colleges *                              1,600                   78

  Viad                                               3,400                   76

  Wesco Financial                                      230                   72

  Education Management *                             1,300                   69

  HON Industries                                     2,100                   64

  Devry *                                            2,500                   58

  Aramark, Class B *                                 2,500                   56

  West Corporation *                                 2,100                   56

  Stericycle *                                       1,400                   54

  Corporate Executive Board *                        1,300                   53

  Herman Miller                                      2,500                   51

  Valassis Communications *                          1,900                   49

  ITT Educational Services *                         1,600                   47

  Arbitron *                                         1,100                   39

  United Stationers *                                1,000                   36

  Tetra Tech *                                       2,100                   36

  FTI Consulting *(misc.symbol)                      1,350                   34

  Brinks                                             2,249                   33

  Exult *(misc.symbol)                               3,800                   33

  Kroll *                                            1,200                   32

  United Rentals *                                   2,300                   32

  Strayer Education                                    400                   32

  Waste Connections *(misc.symbol)                     900      $            32

  Bowne                                              2,000                   26

  SOURCECORP *                                       1,200                   26

  Sylvan Learning Systems *(misc.symbol)             1,134                   26

  Banta                                                800                   26

  Rollins (misc.symbol)                              1,350                   25

  Copart *                                           2,650                   25

  G&K Services, Class A                                800                   24

  John H. Harland                                      900                   24

  Multi-Color *                                      1,050                   23

  Watson Wyatt, Class A *                            1,000                   23

  Korn/Ferry *(misc.symbol)                          2,800                   23

  School Specialty *(misc.symbol)                      776                   22

  ABM Industries (misc.symbol)                       1,400                   22

  Interpool                                          1,300                   21

  CoStar Group *                                       700                   21

  Headwaters Incorporated *                          1,400                   21

  ICT Group *                                        1,900                   20

  Prepaid Legal Services *(misc.symbol)                800                   20

  Strategic Distribution *                           1,200                   20

  Consolidated Graphics *                              800                   18

  American Locker Group *                            1,300                   18

  Sotheby's, Class A *(misc.symbol)                  2,300                   17

  Landauer                                             400                   17

  Ecology and Environment, Class A                   1,900                   17

  Kelly Services, Class A                              700                   16

  NCO Group *(misc.symbol)                             900                   16

  Central Parking                                    1,300                   16

  Ennis Business Forms                               1,100                   16

  Labor Ready *                                      2,200                   16

  Innotrac *(misc.symbol)                            2,700                   16

  Wackenhut Corrections *                            1,100                   15

  PRG-Schultz International *(misc.symbol)           2,450                   14

  Resources Connection *                               600                   14

  Hewitt Associates *(misc.symbol)                     600                   14

  Steelcase, Class A (misc.symbol)                   1,200                   14

  Ionics *(misc.symbol)                                600                   13

  Imagistics
  International *(misc.symbol)                         500      $            13

  Duratek *                                          1,600                   13

  Learning Tree
  International *(misc.symbol)                         800                   13

  Administaff *(misc.symbol)                         1,200                   12

  Electro Rent *                                     1,100                   12

  Park Ohio Holdings *(misc.symbol)                  2,400                   12

  Roto-Rooter                                          300                   11

  Right Management Consultants *                       900                   11

  Volt Information Sciences *                          800                   11

  Spherion *                                         1,500                   10

  CDI *(misc.symbol)                                   400                   10

  TeleTech Holdings *                                2,440                   10

  Standard Register                                    600                   10

  Princeton Review *                                 1,600                    9

  First Consulting Group *                           1,900                    9

  Ablest *                                           1,700                    9

  McGrath RentCorp                                     300                    8

  DiamondCluster International,
  Class A *(misc.symbol)                             2,150                    8

  Moore *                                              509                    7

  Information Resources *                            1,800                    7

  Bright Horizons Family Solutions *                   200                    7

  Mobile Mini *(misc.symbol)                           400                    7

  New England Business Service                         200                    6

  On Assignment *(misc.symbol)                       1,400                    6

  Workflow Management *                              1,592                    5

  Casella Waste Systems, Class A *                     600                    5

  Insurance Auto Auctions *                            400                    5

  General Binding *(misc.symbol)                       400                    5

  TRC *(misc.symbol)                                   300                    4

  RMH Teleservices *(misc.symbol)                      800                    3

  Edison Schools, Class A *(misc.symbol)             1,900                    3

  Franklin Covey *                                   1,400                    2

  KForce.com *                                         456                    2

  Cornell Companies *                                  100                    2

  Mail-Well *                                          500                    1

  MCSi *(misc.symbol)                                2,125                    0

                                                                          2,748

  Construction & Engineering  0.3%

  Jacobs Engineering Group *                         1,700      $            72

  EMCOR Group *                                        800                   39

  Granite Construction                               2,025                   39

  Dycom Industries *                                 2,033                   33

  Mastec *                                           4,750                   27

  Intergrated Electrical Services *                  2,700                   20

  Insituform Technologies,
  Class A *(misc.symbol)                               900                   16

  Shaw Group *(misc.symbol)                          1,300                   16

  Quanta Services *                                  1,900                   13

  Xanser *(misc.symbol)                              5,700                   12

  URS *                                                500                   10

  Butler Manufacturing (misc.symbol)                   500                    8

                                                                            305


  Electrical Equipment  0.6%

  Hubbell, Class B                                   1,900                   63

  AMETEK                                             1,000                   37

  A.O. Smith                                         1,000                   28

  Baldor Electric                                    1,300                   27

  Woodward Governor                                    600                   26

  II-VI *                                            1,000                   23

  Acuity Brands                                      1,200                   22

  Fuelcell Energy *(misc.symbol)                     2,600                   21

  Genlyte Group *                                      600                   21

  Brady, Class A                                       600                   20

  Belden                                             1,200                   19

  Franklin Electric                                    300                   17

  Medis Technologies *(misc.symbol)                  2,000                   14

  Chase                                              1,100                   14

  Regal-Beloit                                         700                   13

  C&D Technologies                                     900                   13

  Plug Power *(misc.symbol)                          2,600                   12

  Paxar *                                            1,100                   12

  Vicor *                                            1,200                   12

  Encore Wire *                                      1,200                   11

  LSI Industries                                       900                   10

  General Cable                                      1,800                   10

  Channell Commercial *                              1,700                    9

  Powell Industries *                                  600      $             9

  Energy Conversion Devices *                          800                    7

  BTU International *                                2,400                    4

  Capstone Turbine *                                 1,900                    2

  AstroPower *(misc.symbol)                            600                    2

  MagneTek *                                           700                    2

  Global Power Equipment Group *                       300                    1

                                                                            481


  Industrial Conglomerates  0.4%

  Allete                                             3,000                   80

  Teleflex                                           1,300                   55

  Carlisle Companies                                 1,200                   51

  Alleghany                                            233                   45

  Roper Industries                                     900                   33

  Walter Industries                                  2,400                   28

  Tredegar                                           1,600                   24


                                                                            316


  Machinery  1.6%

  SPX *                                              2,636                  116

  Donaldson                                          1,600                   71

  Pentair                                            1,800                   70

  Graco                                              1,625                   52

  Harsco                                             1,400                   50

  AGCO *                                             2,600                   44

  Timken                                             2,500                   44

  Oshkosh Truck, Class B                               700                   41

  IDEX                                               1,100                   40

  Kennametal                                         1,100                   37

  UNOVA *                                            3,300                   37

  CLARCOR                                              800                   31

  ESCO Electronics *                                   700                   31

  Tecumseh Products, Class A                           800                   31

  Dionex *(misc.symbol)                                700                   28

  Wabtec                                             2,000                   28

  Trinity Industries (misc.symbol)                   1,500                   28

  Mueller Industries *                               1,000                   27

  Reliance Steel & Aluminum                          1,300                   27

  Flowserve *                                        1,300                   26

  Wabash National *(misc.symbol)                     1,800      $            25

  Briggs & Stratton                                    500                   25

  Albany International, Class A                        910                   25

  Nordson                                            1,000                   24

  Valmont Industries                                 1,200                   23

  Tennant                                              600                   22

  Barnes Group                                       1,000                   22

  Terex *(misc.symbol)                               1,100                   21

  Actuant, Class A *                                   405                   19

  Kaydon                                               900                   19

  Lincoln Electric Holdings                            900                   18

  Cuno *                                               500                   18

  Manitowoc                                            800                   18

  NACCO Industries, Class A                            300                   18

  Federal Signal (misc.symbol)                       1,000                   18

  Lindsay Manufacturing                                750                   17

  Stewart & Stevenson                                1,100                   17

  Joy Global *                                       1,000                   15

  EnPro Industries *                                 1,300                   14

  Thomas Industries                                    500                   13

  SPS Technologies *                                   500                   13

  Robbins & Myers                                      700                   13

  Twin Disc                                            900                   13

  BHA Group, Class A                                   600                   12

  A.S.V. *(misc.symbol)                                800                   12

  Greenbrier Companies *(misc.symbol)                1,000                   11

  Watts Industries, Class A                            600                   11

  Met-Pro                                              700                   10

  Astec Industries *                                 1,100                   10

  Graham                                               900                    8

  Milacron (misc.symbol)                             1,500                    7

  JLG Industries                                     1,000                    7

  Global Payment Technologies *                      1,500                    7

  Wolverine Tube *                                     800                    5

  3D Systems *(misc.symbol)                            500                    3

  Columbus Mckinnon *                                  500                    1

                                                                          1,393

  Marine  0.1%

  Alexander & Baldwin                                1,300      $            35

  Kirby Corporation *                                1,000                   28

  Overseas Shipholding Group                           700                   15

                                                                             78


  Road & Rail  0.5%

  Swift Transportation *                             3,090                   57

  Heartland Express *                                1,679                   37

  Werner Enterprises                                 1,733                   37

  Landstar Systems *                                   500                   31

  Knight Transportation *                            1,200                   30

  Kansas City Southern
  Industries *(misc.symbol)                          2,100                   25

  Florida East Coast
  Industries (misc.symbol)                             900                   23

  Old Dominion Freight Line *                        1,050                   23

  USFreightways                                        800                   22

  Patriot Transportation Holdings *                    700                   20

  Dollar Thrifty Auto
  Group *(misc.symbol)                               1,000                   19

  Yellow Corp *                                        800                   18

  Genesee & Wyoming, Class A *                         875                   18

  Roadway Express (misc.symbol)                        600                   17

  Arkansas Best                                        700                   17

  Transport Corp
  of America *(misc.symbol)                          2,700                   15

  Amerco *(misc.symbol)                              2,100                   15

  USA Truck *                                        1,600                   14

  Allied Holdings *                                  3,500                   12

  RailAmerica *(misc.symbol)                         1,200                   10

  U.S. Xpress Enterprises, Class A *                   600                    6

                                                                            466


Trading Companies & Distributors  0.2%

  Fastenal (misc.symbol)                             2,400                   81

  MSC Industrial Direct, Class A *                   1,300                   23

  Lawson Products                                      700                   19

  Watsco                                               800                   13

  Applied Industrial Technologies                      600                   13

  NuCo2 *(misc.symbol)                                 700                    7

  Total Industrials & Business Services                                   7,721

  INFORMATION TECHNOLOGY  14.5%

  Communications Equipment  1.8%

  Juniper Networks *(misc.symbol)                   12,230      $           151

  Emulex *                                           3,120                   71

  Foundry Networks *(misc.symbol)                    4,850                   70

  ADTRAN *(misc.symbol)                              1,300                   67

  Harris                                             2,200                   66

  3Com *                                            11,600                   54

  InterDigital Communication *                       2,300                   54

  Westell Technologies, Class A *                    6,000                   52

  McDATA Corporation *                               3,500                   51

  Brocade Communications Systems *                   8,340                   49

  Polycom *                                          3,500                   49

  Avocent *                                          1,445                   43

  Advanced Fibre Communications *                    2,400                   39

  Packeteer *(misc.symbol)                           2,000                   31

  Adaptec *                                          3,900                   30

  Tekelec *                                          2,600                   29

  ViaSat *(misc.symbol)                              2,000                   29

  Sycamore Networks *                                7,350                   28

  Extreme Networks *                                 5,150                   27

  Sonus Networks *                                   5,290                   27

  Powerwave Technologies *                           3,700                   23

  Ixia *                                             3,500                   23

  WilTel Communications *                            1,500                   22

  F5 Networks *(misc.symbol)                         1,300                   22

  Comtech Telecommunications *                         750                   21

  Echelon *(misc.symbol)                             1,500                   21

  Black Box                                            570                   21

  Centillium Communications *                        2,000                   20

  Plantronics *(misc.symbol)                           900                   20

  Commscope *                                        2,000                   19

  Cable Design Technologies *                        2,550                   18

  Arris Group *(misc.symbol)                         3,300                   16

  Enterasys Networks *                               5,300                   16

  Computer Network
  Technology *(misc.symbol)                          1,900                   15

  Inter-Tel                                            700                   15

  Bel Fuse, Class A *                                  700      $            14

  Verso Technology *(misc.symbol)                    7,900                   14

  Corvis *                                           9,400                   14

  ditech Communications *                            2,800                   14

  PC-Tel *                                           1,100                   13

  SeaChange International *                          1,300                   12

  Stratex Networks *                                 3,210                   10

  C-Cor.net *(misc.symbol)                           2,000                   10

  Symmetricom *                                      2,200                   10

  Finisar *(misc.symbol)                             5,900                    9

  Performance Technologies *                         1,200                    9

  Oplink Communications *                            4,500                    8

  Tollgrade Communications *(misc.symbol)              450                    8

  REMEC *(misc.symbol)                               1,200                    8

  Netopia *                                          2,000                    8

  Harmonic Lightwaves *(misc.symbol)                 1,884                    8

  Anaren *(misc.symbol)                                800                    8

  Sunrise Telecom *                                  4,200                    7

  Avanex *                                           1,800                    7

  Mindspeed Technologies *                           2,500                    7

  MRV Communications *(misc.symbol)                  3,320                    7

  Terayon Communication Systems *                    2,400                    7

  SpectraLink *                                        600                    6

  Paradyne Networks *(misc.symbol)                   2,700                    5

  Riverstone Networks *                              4,100                    5

  Norstan *                                          1,300                    4

  Redback Networks *(misc.symbol)                    4,020                    4

  Digital Lightwave *(misc.symbol)                   3,250                    4

  Tellium *+                                         3,500                    3

  Aware *                                            1,300                    3

  Digi International *                                 460                    3

  Loral Space
  & Communications *(misc.symbol)                      730                    2

  Stratos Lightwave *(misc.symbol)                     226                    1

                                                                          1,561


  Computer & Peripherals  1.1%

  Storage Technology *                               3,900                  100

  Diebold                                            2,300                   99

  Sandisk *(misc.symbol)                             2,400                   97

  Maxtor *                                           9,204      $            69

  Western Digital *(misc.symbol)                     6,500                   67

  Seagate Technology                                 2,700                   48

  Imation                                            1,200                   45

  Electronics for Imaging *                          1,700                   34

  Intergraph *                                       1,500                   32

  Avid Technology *(misc.symbol)                       900                   32

  Sigma Designs *(misc.symbol)                       2,800                   30

  Advanced Digital Info *                            2,900                   29

  Pinnacle *                                         2,400                   26

  Iomega *                                           2,160                   23

  Synaptics *                                        1,600                   22

  Interphase *                                       2,700                   21

  Vixel *(misc.symbol)                               2,800                   18

  Cray *                                             2,000                   16

  Palm *(misc.symbol)                                  900                   15

  In Focus Systems *                                 3,100                   15

  Quantum DLT & Storage Systems Group *              3,300                   13

  Hutchinson Technology *                              400                   13

  Presstek *(misc.symbol)                            2,100                   13

  Datalink *                                         2,500                   12

  Rimage *                                             800                   10

  SBS Technologies *                                 1,000                   10

  Video Display *(misc.symbol)                       1,440                    9

  Rainbow Technologies *(misc.symbol)                1,100                    9

  Overland Data *(misc.symbol)                         400                    8

  Hypercom *                                         1,500                    6

  Silicon Graphics *                                 5,300                    6

  JNI *                                              1,200                    6

  Handspring *(misc.symbol)                          5,000                    6

  Concurrent Computer *                              1,600                    5

  Dataram *                                          1,150                    3

  Read-Rite *(misc.symbol)                             760                    0

                                                                            967


  Electronic Equipment & Instruments  1.7%

  CDW *                                              2,600                  119

  Vishay Intertechnology *                           5,131                   68

  Amphenol, Class A *(misc.symbol)                   1,400                   66

  National Instruments *(misc.symbol)                1,700      $            64

  AVX                                                5,700                   63

  Ingram Micro, Class A *                            5,000                   55

  Arrow Electronics *                                3,500                   53

  Tech Data *                                        1,800                   48

  Avnet *                                            3,696                   47

  Varian *                                           1,200                   42

  Lexar Media *                                      3,700                   35

  Metrologic Instruments *(misc.symbol)              1,000                   33

  FLIR Systems *                                     1,000                   30

  Littelfuse *                                       1,300                   29

  Anixter International *                            1,200                   28

  Radisys *                                          1,800                   24

  KEMET *                                            2,300                   23

  Newport *(misc.symbol)                             1,550                   23

  Trimble Navigation *                               1,000                   23

  Technitrol *                                       1,500                   23

  MTS Systems                                        1,500                   22

  Photon Dynamics *(misc.symbol)                       800                   22

  Identix *(misc.symbol)                             3,274                   21

  Park Electrochemical                               1,000                   20

  Electro Scientific Industries *                    1,300                   20

  Itron *(misc.symbol)                                 900                   19

  Veeco *                                            1,129                   19

  Global Imaging Systems *                             800                   18

  Benchmark Electronics *                              600                   18

  Planar Systems *                                     900                   18

  Research Frontiers *(misc.symbol)                  1,200                   17

  Scansource *(misc.symbol)                            600                   16

  Coherent *                                           650                   16

  Pioneer-Standard
  Electronics (misc.symbol)                          1,800                   15

  Isco                                               1,800                   15

  OYO Geospace *(misc.symbol)                        1,100                   15

  Plexus *(misc.symbol)                              1,160                   13

  X-Rite                                             1,300                   13

  Manufacturers' Services *(misc.symbol)             2,500                   12

  CTS                                                1,100                   11

  Excel Technology *                                   500      $            11

  OSI Systems *(misc.symbol)                           700                   11

  Artesyn Technologies *                             2,000                   11

  BEI Technologies                                     900                   11

  Panavision *                                       1,700                   11

  TTM Technologies *                                 2,200                   10

  Methode Electronics, Class A                         900                   10

  Lo-Jack *                                          1,700                    8

  Bell Microproducts *                               1,900                    8

  Intermagnetics General *                             408                    8

  Trans-Lux Corporation                              1,300                    8

  Cyberoptics *(misc.symbol)                         1,150                    8

  Zygo *                                               900                    7

  Rogers *                                             200                    7

  California Amplifier *(misc.symbol)                1,800                    6

  Nu Horizons Electronics *                          1,000                    6

  LeCroy *(misc.symbol)                                600                    6

  Keithley Instruments                                 400                    6

  Sypris Solutions (misc.symbol)                       500                    5

  Pemstar *(misc.symbol)                             1,200                    5

  Zomax *                                            1,400                    5

  Merix *(misc.symbol)                                 600                    5

  Maxwell Technologies *(misc.symbol)                  700                    4

  Surebeam, Class A *(misc.symbol)                   1,431                    4

  Sirenza Microdevices *                             1,800                    4

  Somera Communications *(misc.symbol)               1,900                    3

  Acacia Technologies *                              1,020                    1

  Reptron Electronics *(misc.symbol)                 2,400                    1

                                                                          1,426


  Internet Software & Services  2.1%

  InterActiveCorp *(misc.symbol)                    17,499                  692

  VeriSign *                                         7,888                  109

  Expedia, Class A *                                 1,300                   99

  United Online *(misc.symbol)                       2,000                   51

  Earthlink *                                        5,820                   46

  DoubleClick *                                      4,892                   45

  RealNetworks *(misc.symbol)                        6,500                   44

  CNET Networks *                                    6,871                   43

  Overture Services *(misc.symbol)                   2,300      $            42

  aQuantive *(misc.symbol)                           3,100                   33

  Lendingtree *(misc.symbol)                         1,300                   32

  Internet Security Systems *                        1,950                   28

  Digital Insight *(misc.symbol)                     1,431                   27

  Ariba *                                            8,600                   26

  Digital River *(misc.symbol)                       1,300                   25

  Webex Communications *(misc.symbol)                1,600                   22

  webMethods *(misc.symbol)                          2,708                   22

  Infospace.com *                                    1,485                   20

  TriZetto Group *                                   3,300                   20

  Netegrity *                                        3,150                   18

  MarketWatch.com *(misc.symbol)                     2,200                   18

  Akamai Technologies *(misc.symbol)                 3,778                   18

  Register.com *                                     3,100                   18

  MatrixOne *                                        3,100                   18

  PEC Solutions *(misc.symbol)                       1,100                   18

  NetRatings *                                       1,900                   17

  Opsware *(misc.symbol)                             3,900                   16

  CMGI *                                             9,268                   16

  FreeMarkets *                                      2,150                   15

  OneSource Information Services *                   1,900                   14

  Websense *(misc.symbol)                              900                   14

  Sonicwall *                                        2,900                   14

  Retek *(misc.symbol)                               2,145                   14

  Vignette *                                         6,448                   13

  Modem Media, Class A *                             3,200                   13

  S1 *                                               2,800                   11

  Stellent *(misc.symbol)                            2,000                   11

  Openwave Systems *                                 5,363                   11

  Digitas *                                          2,082                   10

  ParthusCeva *(misc.symbol)                         1,200                   10

  Broadvision *(misc.symbol)                         1,688                   10

  Interwoven *                                       4,000                    9

  Neoforma.com *(misc.symbol)                          800                    9

  TippingPoint Technologies *(misc.symbol)           1,100                    9

  Entrust Technologies *                             2,500                    7

  Allscripts Heathcare *                             2,000      $             7

  Vitria Technology *(misc.symbol)                   1,050                    6

  SeeBeyond Technology Corporation *                 2,500                    6

  Kana Software *(misc.symbol)                       1,867                    6

  iManage *                                          1,100                    6

  Chordiant Software *(misc.symbol)                  2,920                    5

  Tumbleweed Communications *(misc.symbol)           1,700                    4

  I-many *(misc.symbol)                              4,100                    4

  Interland *(misc.symbol)                           2,700                    3

  America Online Latin America, Class A *            2,400                    1

  Commerce One *(misc.symbol)                          492                    1

                                                                          1,826


  IT Services  2.1%

  Affiliated Computer
  Services, Class A *                                4,300                  197

  DST Systems *                                      3,940                  150

  Total Systems Services (misc.symbol)               6,500                  145

  Iron Mountain *                                    2,680                   99

  Ceridian *                                         5,200                   88

  Checkfree Holdings *(misc.symbol)                  2,900                   81

  Certegy *                                          2,600                   72

  BearingPoint *                                     7,400                   71

  BISYS Group *                                      3,800                   70

  Global Payments                                    1,680                   60

  Perot Systems, Class A *                           4,800                   55

  Acxiom *                                           3,600                   54

  Cognizant Technology Solutions,
  Class A *(misc.symbol)                             2,100                   51

  Anteon International *                             1,500                   42

  National Processing *(misc.symbol)                 2,200                   35

  CACl International, Class A *                      1,000                   34

  Keane *(misc.symbol)                               2,260                   31

  Intrado *(misc.symbol)                             1,800                   28

  CSG Systems International *                        2,000                   28

  eSpeed, Class A *                                  1,300                   26

  Startek *                                            900                   24

  American Management Systems *                      1,600                   23

  Titan *                                            2,049                   21

  Medquist *                                           982                   20

  CIBER *                                            2,800                   20

  Pegasus Solutions *                                1,200      $            20

  Gartner Group, Class B *                           2,400                   18

  MPS Group *                                        2,600                   18

  EFunds *                                           1,500                   17

  Maximus *(misc.symbol)                               600                   17

  Alliance Data Systems *                              700                   16

  InfoUSA *                                          2,000                   16

  Igate Capital *                                    4,500                   16

  Computer Horizons *                                3,300                   15

  Lightbridge *                                      1,638                   14

  Inforte *                                          1,800                   14

  SkillSoft ADR *                                    2,603                   13

  SRA International, Class A *                         400                   13

  Syntel *(misc.symbol)                                800                   13

  Edgewater Technology *(misc.symbol)                2,367                   11

  CompuCom Systems *                                 2,300                   10

  Liberate Technologies *                            3,150                    9

  Safeguard Scientifics *                            3,400                    9

  Forrester Research *                                 500                    8

  Integral Systems *                                   400                    8

  Technology Solutions *                             5,200                    5

  Management Network Group *                         2,600                    5

  InterCept Group *(misc.symbol)                       600                    5

  Tier Technologies, Class B *                         600                    5

  Sykes Enterprises *                                  700                    4

  AnswerThink *                                      1,700                    3

  Indus International *                              1,600                    3

  Netguru *                                          2,400                    3

                                                                          1,833


  Office Electronics  0.2%

  Zebra Technologies, Class A *                      1,000                   75

  Ikon Office Solutions (misc.symbol)                5,000                   45

  Gerber Scientific *                                1,700                   11

                                                                            131


  Semiconductor & Semiconductor Equipment  2.7%

  Microchip Technology                               6,549                  161

  Agere Systems, Class A *                          53,600                  125

  Intersil Holding, Class A *                        4,520                  120

  Lam Research *                                     4,150      $            76

  Integrated Circuit Systems *                       2,400                   75

  Amkor Technology *(misc.symbol)                    5,400                   71

  MEMC Electronic Materials *                        6,900                   68

  Rambus *                                           4,080                   68

  International Rectifier *                          2,300                   62

  Cabot Microelectronics *(misc.symbol)              1,032                   52

  Fairchild Semiconductor, Class A *                 4,010                   51

  Cypress Semiconductor *(misc.symbol)               3,900                   47

  GlobeSpan *                                        5,428                   45

  Silicon Laboratories *                             1,500                   40

  Vitesse Semiconductor *                            8,000                   39

  Integrated Device Technology *                     3,300                   36

  Atmel *                                           13,600                   34

  Skyworks Solutions *(misc.symbol)                  5,000                   34

  Chippac, Class A *(misc.symbol)                    4,400                   34

  RF Micro Devices *(misc.symbol)                    5,500                   33

  Semtech *                                          2,300                   33

  Siliconix *(misc.symbol)                             900                   32

  Micrel *(misc.symbol)                              3,080                   32

  Power Integrations *                               1,300                   32

  Omnivision Technologies *(misc.symbol)             1,000                   31

  Conexant Systems *                                 7,500                   31

  Zoran *(misc.symbol)                               1,600                   31

  Varian Semiconductor Equipment *                   1,000                   30

  MKS Instruments *(misc.symbol)                     1,600                   29

  Cymer *(misc.symbol)                                 900                   28

  Lattice Semiconductor *                            3,440                   28

  Entegris *                                         2,100                   28

  Microsemi *                                        1,700                   27

  Cognex *                                           1,200                   27

  DSP Group *                                        1,200                   26

  ATMI *                                             1,000                   25

  Actel *                                            1,200                   25

  PDF Solutions *                                    2,000                   23

  FEI *                                              1,100                   21

  Artisan Components *(misc.symbol)                    900                   20

  Mykrolis *                                         2,000      $            20

  ON Semiconductor *                                 7,300                   20

  Pericom Semiconductor *                            2,100                   19

  Advanced Energy Industries *(misc.symbol)          1,300                   18

  Silicon Image *                                    2,900                   16

  Axcelis Technologies *                             2,600                   16

  Kopin *                                            2,600                   16

  Exar *                                             1,000                   16

  TriQuint Semiconductor *                           3,780                   16

  Credence Systems *(misc.symbol)                    1,800                   15

  Kulicke & Soffa *                                  2,300                   15

  Photronics *(misc.symbol)                            810                   14

  Asyst Technology *                                 2,100                   14

  Cohu                                                 900                   14

  ESS Technology *                                   1,400                   14

  Cirrus Logic *                                     3,300                   13

  Brooks-Pri Automation *(misc.symbol)               1,164                   13

  Ultratech Stepper *                                  700                   13

  Monolithic Systems
  Technology *(misc.symbol)                          1,400                   13

  Xicor *                                            1,900                   12

  Semitool *                                         2,400                   12

  Pixelworks *(misc.symbol)                          1,900                   11

  Integrated Silicon Solution *                      1,600                   11

  Silicon Storage Technology *                       2,600                   11

  Novellus Systems *                                   290                   11

  LTX *(misc.symbol)                                 1,100                    9

  DuPont Photomasks *                                  500                    9

  Oak Technology *                                   1,500                    9

  Helix Technology                                     700                    9

  Rudolph Technologies *(misc.symbol)                  500                    8

  Virage Logic *                                     1,000                    7

  Alliance Semiconductor *                           1,400                    7

  Transmeta *                                        4,200                    7

  Three-Five Systems *(misc.symbol)                    950                    7

  Microtune *(misc.symbol)                           1,800                    6

  Amtech Systems *                                   1,600                    6

  Sipex *(misc.symbol)                               1,000                    5

  Mattson Technology *(misc.symbol)                  1,513      $             5

  Aehr Test Systems *                                1,600                    5

  Celeritek *                                          600                    4

  ANADIGICS *(misc.symbol)                           1,195                    4

  TranSwitch *                                       2,100                    3

  Nanometrics *(misc.symbol)                           400                    3

  Therma-Wave *                                      1,000                    2

  PLX Technology *                                     500                    2

  FSI International *                                  400                    2

  Electroglas *(misc.symbol)                         1,100                    1

  CombiMatrix *(misc.symbol)                           569                    1

  Multilink Technologies,
  Class A *(misc.symbol)                               240                    1

                                                                          2,315


  Software  2.8%

  BEA Systems *                                     14,400                  156

  Synopsys *                                         2,433                  151

  Cadence Design Systems *                           8,477                  102

  Fair Isaac (misc.symbol)                           1,670                   86

  Reynolds & Reynolds, Class A                       2,500                   71

  Network Associates *                               4,872                   62

  Jack Henry & Associates                            3,200                   57

  J. D. Edwards *                                    3,900                   56

  Factset Research Systems (misc.symbol)             1,200                   53

  Macromedia *                                       2,510                   53

  Red Hat *                                          5,700                   43

  Sybase *                                           3,072                   43

  Activision *(misc.symbol)                          3,300                   43

  Quest Software *                                   3,500                   42

  Kronos *                                             800                   41

  Hyperion Solutions *                               1,200                   41

  TIBCO Software *                                   7,150                   36

  Legato Systems *(misc.symbol)                      4,181                   35

  Take-Two Interactive Software *                    1,200                   34

  Documentum *                                       1,700                   33

  Mentor Graphics *                                  2,300                   33

  RSA Security *                                     2,950                   32

  SERENA Software *(misc.symbol)                     1,500                   31

  Ascential Software *(misc.symbol)                  1,875                   31

  Micromuse *                                        3,460      $            28

  Epicor Software *                                  4,400                   26

  Macrovision *                                      1,300                   26

  NetIQ *                                            1,658                   26

  Progress Software *                                1,200                   25

  Borland Software *                                 2,500                   24

  Advent Software *(misc.symbol)                     1,400                   24

  FileNet *                                          1,300                   23

  Magma Design Automation *(misc.symbol)             1,300                   22

  Barra *(misc.symbol)                                 600                   21

  Manhattan Associates *                               800                   21

  Informatica *                                      3,000                   21

  Agile Software *                                   2,100                   20

  THQ *(misc.symbol)                                 1,125                   20

  SPSS *                                             1,200                   20

  MICROS Systems *                                     600                   20

  Ultimate Software Group *                          3,900                   20

  Transaction Systems Architects,
  Class A *                                          2,100                   19

  Verint Systems *(misc.symbol)                        700                   18

  Verity *                                           1,400                   18

  Renaissance Learning *(misc.symbol)                  800                   18

  CCC Information Services *                         1,200                   17

  Nuance Communications *(misc.symbol)               3,200                   17

  Datastream *                                       1,500                   16

  Digimarc *(misc.symbol)                            1,000                   16

  E.piphany *                                        3,040                   16

  Inet Technologies *                                1,500                   15

  Ansoft *                                           1,400                   15

  Moldflow *                                         1,600                   14

  QRS *                                              2,700                   14

  Vastera *                                          2,300                   14

  Concord Communications *                           1,000                   14

  Ulticom *                                          1,400                   13

  ScanSoft *(misc.symbol)                            2,300                   13

  Captaris *                                         3,600                   12

  MAPICS *                                           1,500                   12

  Bottomline Technologies *(misc.symbol)             1,500                   12

  NYFIX *(misc.symbol)                               1,850      $            12

  i2 Technologies *                                 11,566                   12

  MSC Software *(misc.symbol)                        1,700                   11

  Secure Computing *(misc.symbol)                    1,300                   11

  MicroStrategy, Class A *(misc.symbol)                300                   11

  Infogrames *(misc.symbol)                          2,400                   11

  Wind River Systems *                               2,776                   11

  EPIQ Systems *(misc.symbol)                          600                   10

  Practiceworks *(misc.symbol)                         525                   10

  TALX Corporation (misc.symbol)                       440                   10

  AuthentiDate Holding *(misc.symbol)                2,800                   10

  MapInfo *(misc.symbol)                             1,375                   10

  Embarcadero *(misc.symbol)                         1,400                   10

  Pegasystems *                                      1,300                   10

  Ansys *                                              300                    9

  JDA Software Group *                                 800                    9

  Portal Software *                                  4,300                    9

  Manugistics Group *(misc.symbol)                   2,000                    8

  MRO Software *                                       900                    8

  Radiant Systems *(misc.symbol)                     1,150                    8

  Actuate *                                          2,700                    8

  DocuCorp International,
  Class A *(misc.symbol)                             1,100                    7

  Timberline Software                                1,300                    7

  Verisity Ltd. *                                      600                    7

  WatchGuard Technologies *(misc.symbol)             1,500                    7

  Phoenix Technologies *                             1,200                    7

  NetScout Systems *                                 1,200                    6

  Catapult Communications *(misc.symbol)               600                    6

  Systems & Computer Technology *                      700                    6

  Sanchez Computer Associates *                      1,200                    6

  Lawson Software *(misc.symbol)                       800                    6

  Quality Systems *                                    200                    6

  Aspen Technology *(misc.symbol)                    1,000                    5

  Insignia Systems *(misc.symbol)                      700                    4



  Witness Systems *(misc.symbol)                       800                    4

  NEON Systems *                                     1,200                    4

  Roxio *(misc.symbol)                                 500                    3

  PLATO Learning *                                     566      $             3

  EPlus *                                              300                    3

  Midway Games *(misc.symbol)                          779                    3

  Novadigm *(misc.symbol)                              900                    2

  Mercator Software *(misc.symbol)                   1,400                    2

  ONYX Software *                                    1,700                    2

  Viewpoint Corporation *(misc.symbol)               1,300                    1

  Acclaim Entertainment *                            1,800                    1

  OPNET Technologies *                                 100                    1

                                                                          2,372

  Total Information Technology                                           12,431


  MATERIALS  3.1%

  Chemicals  1.2%

  Cabot                                              2,400                   69

  Lyondell Chemical                                  4,900                   66

  Valspar                                            1,500                   63

  RPM                                                4,400                   60

  Lubrizol                                           1,800                   56

  Cytec Industries *                                 1,400                   47

  Albemarle                                          1,600                   45

  Scotts, Class A *                                    900                   45

  Airgas                                             2,600                   44

  Minerals Technologies                                800                   39

  Valhi (misc.symbol)                                3,600                   35

  Olin                                               1,800                   31

  Ferro                                              1,300                   29

  Crompton                                           3,924                   28

  NL Industries (misc.symbol)                        1,600                   27

  FMC *                                              1,100                   25

  Georgia Gulf                                       1,200                   24

  Macdermid                                            900                   24

  IMC Global                                         3,300                   22

  Symyx Technologies *                               1,350                   22

  A. Schulman                                        1,300                   21

  Spartech                                             900                   19

  Cambrex                                              800                   18

  Millennium Chemicals                               1,900      $            18

  Wellman                                            1,600                   18

  W. R. Grace *                                      4,000                   18

  Terra Nitrogen Com L.P.                            3,200                   16

  H.B. Fuller                                          720                   16

  Nanophase Technologies *                           3,000                   15

  PolyOne                                            3,000                   13

  Arch Chemicals                                       650                   12

  Lesco *                                            1,200                   11

  Solutia                                            4,100                    9

  CFC International *                                1,600                    9

  ICO *                                              7,400                    8

  OMNOVA Solutions *                                 1,800                    7

  Valley National Gases *                            1,200                    7

  Calgon Carbon (misc.symbol)                          800                    5

                                                                          1,041


  Construction Materials  0.3%

  Lafarge                                            2,300                   71

  Martin Marietta Materials                          1,500                   50

  Florida Rock Industries                              950                   39

  Centex Construction Products                         700                   28

  Texas Industries                                     800                   19

  Devcon International *                             2,100                   14

  Ameron International                                 300                   11

  U.S. Concrete *                                    1,300                    5

                                                                            237


  Containers & Packaging  0.6%

  Smurfit-Stone Container *                          7,900                  103

  Sonoco Products                                    2,960                   71

  Owens-Illinois *                                   5,000                   69

  Packaging Corp of America *                        3,200                   59

  Aptargroup                                         1,500                   54

  Crown Cork & Seal *                                6,200                   44

  Silgan Holdings *(misc.symbol)                       900                   28

  Greif Bros., Class A                                 900                   21

  Rock-Tenn, Class A (misc.symbol)                   1,100                   19

  Myers Industries                                   1,600                   15

  Caraustar *                                        1,200                   10

  Longview Fibre                                     1,100      $             9

  Chesapeake Corp                                      400                    9

  Packaging Dynamics *                               1,180                    8

  Graphic Packaging International *                    500                    2

                                                                            521


  Metals & Mining  0.7%

  CONSOL Energy (misc.symbol)                        2,700                   61

  Peabody Energy                                     1,800                   60

  Glamis Gold *(misc.symbol)                         5,000                   57

  Arch Coal                                          1,700                   39

  Meridian Gold *                                    2,700                   31

  Massey (misc.symbol)                               2,300                   30

  Royal Gold (misc.symbol)                           1,300                   28

  MAXXAM *(misc.symbol)                              1,700                   25

  Gibraltar Steel                                    1,100                   23

  Westmoreland Coal *                                1,200                   22

  Northwest Pipe *                                   1,400                   20

  Steel Dynamics *(misc.symbol)                      1,400                   19

  USEC                                               2,500                   18

  Commercial Metals                                    900                   16

  GrafTech International *                           2,800                   15

  Quanex                                               500                   15

  Ryerson Tull                                       1,600                   14

  Universal Stainless & Alloy Products *             1,900                   13

  Carpenter Technology                                 800                   13

  NN, Inc.                                             900                   11

  Stillwater Mining *(misc.symbol)                   2,200                   11

  Hecla Mining *(misc.symbol)                        2,600                   11

  AK Steel *                                         2,844                   10

  Century Aluminum                                   1,300                    9

  Cleveland-Cliffs *(misc.symbol)                      500                    9

  Synalloy *                                         1,500                    8

  Steel Technologies                                   500                    5

  Oregon Steel Mills *                               1,000                    3

  Paper & Forest Products  0.3%

  Bowater                                            2,100      $            79

  Rayonier                                           1,500                   50

  Potlatch (misc.symbol)                               900                   23

  P.H. Glatfelter                                    1,300                   19

  Wausau-Mosinee Paper                               1,600                   18

  Deltic Timber                                        500                   14

  Badger Paper Mills *                               2,000                   12

  FiberMark *                                        1,800                    8

  Pope & Talbot                                        700                    8

  Buckeye Technologies *                               600                    4

                                                                            235

  Total Materials                                                         2,630


  TELECOMMUNICATION SERVICES  1.0%

  Diversified Telecommunication Services  0.4%

  Level 3 Communications *(misc.symbol)             16,900                  112

  Cincinnati Bell *                                  8,248                   55

  Commonwealth Telephone Enterprises *                 900                   40

  General Communications, Class A *                  2,800                   24

  Time Warner Telecom, Class A *                     3,160                   20

  Surewest Communications (misc.symbol)                600                   18

  D&E Communications (misc.symbol)                   1,409                   16

  IDT *                                                900                   16

  CT Communications                                  1,400                   15

  Infonet Services, Class B *                        8,500                   14

  PTEK Holdings *                                    2,700                   13

  US LEC, Class A *                                  3,000                   12

  Hickory Technology (misc.symbol)                   1,000                   11

  XETA Technologies *                                1,300                    5

  ITXC *                                             1,800                    5

  Alaska Communications
  Systems Group *                                    1,000                    4

  Lynch Interactive *(misc.symbol)                     100                    2

  McLeodUSA, Class A *(misc.symbol)                    961                    2

  Allegiance Telecom *(misc.symbol)                  3,300                    0

  McLeodUSA, Class A,
  Escrowed Stock *(misc.symbol)@                    16,412                    0

  Wireless Telecommunication Services  0.6%

  Telephone and Data Systems                         2,100      $           104

  U. S. Cellular *                                   2,700                   69

  American Tower Systems, Class A *                  7,400                   66

  Crown Castle International *                       8,100                   63

  Nextel Partners,
  Class A *(misc.symbol)                             4,600                   34

  Western Wireless,
  Class A *(misc.symbol)                             2,800                   32

  Price Communications *                             1,934                   25

  @Road *(misc.symbol)                               2,200                   24

  Wireless Facilities *                              2,000                   24

  Triton PCS Holdings, Class A *                     4,000                   20

  Boston Communications
  Group *(misc.symbol)                               1,000                   17

  Centennial Communication,
  Class A *(misc.symbol)                             3,500                   14

  Aether Systems *(misc.symbol)                      1,900                    9

  Alamosa Holdings *                                 3,600                    6

  Metro One
  Telecommunications *(misc.symbol)                  1,050                    5

  EMS Technologies *                                   400                    5

                                                                            517

  Total Telecommunication Services                                          901


  TRUSTS & MUTUAL FUNDS  1.0%

  Trusts & Mutual Funds  1.0%

  iShares S&P Smallcap 600 Index Fund                8,000                  877

  Total Trusts & Mutual Funds                                               877

  UTILITIES  3.1%

  Electric Utilities  1.4%

  Wisconsin Energy                                   3,900                  113

  Potomac Electric Power                             5,400                  103

  Northeast Utilities                                4,500                   75

  DPL                                                4,700                   75

  NSTAR (misc.symbol)                                1,615                   74

  Great Plains Energy (misc.symbol)                  2,500                   72

  Puget Energy                                       3,000                   72

  OGE Energy                                         3,100                   66

  Hawaiian Electric Industries                       1,300                   60

  Alliant (misc.symbol)                              2,700      $            51

  DQE                                                2,700                   41

  WPS Resources                                      1,000                   40

  Public Service of New Mexico                       1,400                   37

  CH Energy Group                                      700                   32

  Black Hills                                        1,000                   31

  IdaCorp (misc.symbol)                              1,100                   29

  Cleco                                              1,600                   28

  United Illuminating (misc.symbol)                    600                   24

  Otter Tail (misc.symbol)                             800                   22

  Unisource Energy                                   1,100                   21

  Empire District Electronics                          800                   17

  El Paso Electric *(misc.symbol)                    1,400                   17

  Madison Gas & Electric                               500                   16

  UNITIL Corp (misc.symbol)                            600                   14

  Central Vermont Public Service                       600                   12

  Baycorp Holdings *                                   662                    9


                                                                          1,151


  Gas Utilities  0.6%

  Kinder Morgan Management                           1,348                   51

  UGI                                                1,550                   49

  Piedmont Natural
  Gas Company (misc.symbol)                          1,200                   47

  Washington Gas & Light                             1,700                   45

  AGL Resources                                      1,700                   43

  Atmos Energy                                       1,500                   37

  TC Pipelines (misc.symbol)                         1,000                   30

  New Jersey Resources                                 800                   28

  Southern Union *(misc.symbol)                      1,499                   25

  Northwest Natural Gas                                700                   19

  Chesapeake Utilities                                 800                   18

  Southwestern Energy *                              1,200                   18

  SEMCO Energy (misc.symbol)                         3,000                   18

  Cascade Natural Gas                                  900                   17

  RGC Resources                                        700                   16

  Laclede Gas                                          600                   16

  Southwest Gas                                        600                   13

  South Jersey Industries                              300                   11

  EnergySouth                                          300                   10

  NUI (misc.symbol)                                    400                    6

  Multi-Utilities & Unregulated Power  1.0%

  SCANA                                              4,010      $           138

  Energy East                                        4,500                   93

  Questar                                            2,700                   90

  Equitable Resources                                2,200                   90

  National Fuel Gas Company                          3,100                   81

  MDU Resources Group                                2,400                   80

  Reliant Resources *                                9,900                   61

  ONEOK                                              2,400                   47

  Vectren                                            1,799                   45

  Western Resources                                  2,600                   42

  Energen                                            1,100                   37

  Avista                                             1,500                   21

  Sierra Pacific Resources *(misc.symbol)            3,400                   20

  Florida Public Utilities                           1,033                   17

  Aquila                                             5,488                   14

  NorthWestern (misc.symbol)                         1,800                    4

                                                                            880


  Water Utilities  0.1%

  Philadelphia Suburban                              2,481                   60

  Connecticut Water Service                            650                   17

  California Water Service Group                       400                   11

                                                                             88

  Total Utilities                                                         2,636

  Total Common Stocks (Cost $92,028)                                     81,536


  Short-Term Investments  4.8%

  U.S. Government Obligations 0.4%

  U.S. Treasury Bills, 0.807%, 9/18/03 **          300,000                  299

                                                                            299


  Money Market Funds  4.4%

  T. Rowe Price Reserve
  Investment Fund, 1.16%#                        3,773,688                3,774

                                                                          3,774

  Total Short-Term
  Investments (Cost $4,073)                                               4,073

  Securities Lending Collateral 18.8%

  Money Market Trust 18.8%

  State Street Bank and Trust
  Company of New Hampshire, N.A.
  Securities Lending Quality Trust units        16,089,762      $        16,090

  Total Securities Lending
  Collateral (Cost $16,090)                                              16,090


Total Investments in Securities
118.7% of Net Assets (Cost $112,191)                            $       101,699


Futures Contracts

                                       Contract      Unrealized
                     Expiration           Value     Gain (Loss)
                    ------------     -------------  -----------
                                             In thousands

Long, 12 S&P Mid-Cap
400 Stock Index contracts,
$152,000 of U.S.
Treasury Bills
pledged as initial
margin                     9/03     $     2,881     $       (65)

Long, 4 Russell 2000
Stock Index contracts,
$51,000 of U.S. Treasury
Bills pledged as
initial margin             9/03             897              (6)

Long, 1 NASDAQ 100 Index
contract, $9,000 of U.S.
Treasury Bills pledged
as initial margin          9/03             120              (4)

Net payments (receipts)
of variation
margin to date                                               69

Variation margin
receivable (payable)
on open futures
contracts                                                                    (6)

Other Assets Less Liabilities
Including $16,090 obligation
to return securities
lending collateral                                                      (15,999)

NET ASSETS                                                          $    85,694
                                                                    -----------

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Net Assets Consist of:
Undistributed net
investment income (loss)                                   $      290

Undistributed net
realized gain (loss)                                          (17,257)

Net unrealized gain (loss)                                    (10,567)

Paid-in-capital applicable
to 9,220,643 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                        113,228


NET ASSETS                                                 $   85,694
                                                           ----------


NET ASSET VALUE PER SHARE                                  $     9.29
                                                           ----------


            #   Seven-day yield
            *   Non-income producing
(misc.symbol)   All or a portion of this security is on loan at June 30,
                2003 - See Note 2
           **   All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003
            +   Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $3,000 and represents 0.0%
                of net assets
            @   Security valued by the Fund's Board of Directors
          ADR   American Depository Receipts
         REIT   Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
  In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

  Income

     Dividend                                              $      364

     Income distributions from mutual funds                        21

     Securities lending                                            16

     Interest                                                       2

     Total income                                                 403

  Expenses

     Investment management and administrative                     143

  Net investment income (loss)                                    260


  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                                  (497)

     Futures                                                      650

     Net realized gain (loss)                                     153

  Change in net unrealized gain (loss)

     Securities                                                11,749

     Futures                                                      (26)

     Change in net unrealized gain (loss)                      11,723

  Net realized and unrealized gain (loss)                      11,876


  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $   12,136
                                                           ----------




The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

     Net investment income (loss)          $           260      $           532

     Net realized gain (loss)                          153               (8,916)

     Change in net unrealized gain (loss)           11,723               (6,084)

     Increase (decrease) in net
     assets from operations                         12,136              (14,468)

  Distributions to shareholders

     Net investment income                            --                   (502)

  Capital share transactions *

     Shares sold                                    15,994               29,945

     Distributions reinvested                         --                    483

     Shares redeemed                                (9,096)             (26,132)

     Redemption fees received                            2                    1

     Increase (decrease) in net assets from capital
     share transactions                              6,900                4,297

  Net Assets

  Increase (decrease) during period                 19,036              (10,673)

  Beginning of period                               66,658               77,331

  End of period                            $        85,694      $        66,658
                                           ---------------      ---------------


 *Share information

     Shares sold                                     1,935                3,370

     Distributions reinvested                         --                     61

     Shares redeemed                                (1,110)              (2,953)

     Increase (decrease) in
     shares outstanding                                825                  478




The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                     June 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(RT), as represented by the Wilshire 4500 Completion Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices.

     Short-term debt securities are valued at amortized cost, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Redemption Fees
     A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, the value of loaned securities was $15,657,000; aggregate collateral consisted of $16,090,000 in the money market pooled trust and U.S. government securities valued at $31,000.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $8,702,000 and $2,566,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $267,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $17,211,000 of unused capital loss carryforwards, of which $8,452,000 expire in 2009, and $8,759,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $112,191,000. Net unrealized loss aggregated $10,567,000 at period-end, of which $15,920,000 related to appreciated investments and $26,487,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $47,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $21,000.


Item 10(a)(2).

                                 CERTIFICATIONS

I, James S. Riepe, certify that:

1. I have reviewed this report on Form N-CSR of T. Rowe Price Extended Equity Market Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  August 13, 2003                               /s/ James S. Riepe
                                                     James S. Riepe
                                                     Principal Executive Officer

                                 CERTIFICATIONS

I, Joseph A. Carrier, certify that:

1. I have reviewed this report on Form N-CSR of T. Rowe Price Extended Equity Market Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  August 12, 2003                               /s/ Joseph A. Carrier
                                                     Joseph A. Carrier
                                                     Principal Financial Officer



Item 10(b).

     CERTIFICATION UNDER SECTION 906 OF SARBANES-OXLEY ACT OF 2002

     Name of Issuer:  T. Rowe Price Extended Equity Market Index Fund


     In connection with the Report on Form N-CSR for the above named issuer, the undersigned hereby certifies, to the best of his knowledge, that:

     1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934;

     2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.





     Date:  August 13, 2003                          /s/ James S. Riepe
                                                     James S. Riepe
                                                     Principal Executive Officer

     Date:  August 12, 2003                          /s/ Joseph A. Carrier
                                                     Joseph A. Carrier
                                                     Principal Financial Officer